Dreyfus Premier Limited Term High Income Fund

SEMIANNUAL REPORT June 30, 1999

(reg.tm)

The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

   * Not FDIC-Insured  * Not Bank-Guaranteed  * May Lose Value

Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            15   Statement of Assets and Liabilities

                            16   Statement of Operations

                            17   Statement of Changes in Net Assets

                            19   Financial Highlights

                            21   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                Dreyfus Premier

                                                  Limited Term High Income Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Limited Term High Income Fund, covering the six-month period from January 1, 1999 through June 30, 1999. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with Roger King, portfolio manager and a member of the Dreyfus Taxable Fixed Income Team.

The past six months have produced mixed results for fixed-income investors. That' s because economic growth has been stronger than many analysts expected, fueling fears that inflation pressures may re-emerge. Overseas economies that had been in recession -- including Japan and the rest of Asia -- appear to have begun to gain strength. The U.S. economy, which is now in its eighth year of expansion, has also grown more robustly than expected. In response, the Federal Reserve raised short-term interest rates modestly on June 30.

In this economic climate, U.S. Treasury securities declined, giving back all of the gains they achieved during their remarkable rally last summer and fall. Prices of other types of bonds fell less sharply or remained relatively unchanged when investors shifted assets back into market sectors they had previously avoided. Accordingly, many corporate bonds, mortgage-backed securities, asset-backed securities and U.S. dollar-denominated foreign bonds provided higher returns than U.S. Treasuries over the first half of 1999.

We appreciate your confidence over the past six months, and we look forward to your continued participation in Dreyfus Premier Limited Term High Income Fund.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

July 15, 1999

DISCUSSION OF FUND PERFORMANCE

Roger King, Portfolio Manager Dreyfus Taxable Fixed Income Team

How did Dreyfus Premier Limited Term High Income Fund perform relative to its benchmark?

For the six-month period ended June 30, 1999, Dreyfus Premier Limited Term High Income Fund achieved a total return of 1.98% for Class A shares, 1.73% for Class B shares, 1.60% for Class C shares and 2.10% for Class R shares.(1) This compares to a 2.49% return for the fund's benchmark, the Merrill Lynch High Yield Master II Index for the same period.(2)

Because of its restricted maturity and duration, we also gauge the fund's performance against a shorter-term measure: the Dreyfus Customized Limited Term High Yield Index, which produced a 3.22% return for the period.(3) This blended index is composed of four shorter-term sub-indices of the Merrill Lynch High Yield Master II Index.

We attribute the fund's relative performance to our risk management strategy. In order to reduce volatility, we reduced the average maturity of our holdings and improved the fund's credit quality. However, the overall market's strength was concentrated in lower rated issues and in bonds with longer maturities.

What is the fund's investment approach?

The fund seeks high current income, while managing interest rate and credit risk, by limiting the average effective portfolio maturity to four years or less. However, there is no limit on the maturity of individual securities. In most cases, shorter portfolio maturities are believed to help reduce interest rate risk and credit risk.

When seeking high current income, we typically invest most of the fund's assets in fixed-income securities of below-investment-grade credit quality. Issuers of below-investment-grade securities may be in early stages of development or may
have    highly    leveraged    balance     The    Fund
sheets. To compensate the buyer for the greater risk, these bonds must offer higher yields than investment-grade bonds.

Our approach to selecting individual issues is based on careful credit analysis -- our projection of each issuer' s ability to meet its obligations as they become due. We buy debt from a range of different types of issuers. For example, new companies often must pay higher interest rates than more established firms. We carefully evaluate these new issuers to find what we believe to be the most creditworthy, best income-producing bonds. However, we primarily buy "seasoned" bonds, which are issued by companies with an established track record, have been outstanding for a number of years, and now have a shorter time remaining until final maturity or projected retirement of the bond. We also seek out bonds that are convertible into the issuer' s common stock, but probably will not be converted because the target stock price is not likely to be reached.

What other factors influenced the fund's performance?

When the reporting period began, fixed-income investors were concerned that economic weakness in overseas markets might reduce earnings growth for many U.S. companies, including issuers of high yield bonds. It quickly became apparent, however, that these fears were largely unfounded. In fact, the troubled economies of Japan and Southeast Asia appeared to strengthen, while economic growth in the U.S. showed few signs of abating.

In this environment, the high yield market recovered from the precipitous drop it experienced in mid to late 1998. In fact, high yield bonds outperformed most other fixed-income market segments over the first three months of 1999. In addition, different segments of the high yield market recovered at different times. Near-investment-grade bonds recovered first, followed by defensive issues, including bonds of companies in industries seen to be resistant to recession. Off-the-run issues -- securities that are bought and sold infrequently -- rebounded next. Finally, the market's strength broadened to market segments such as telecommunications and technology.

During May and June, investor sentiment shifted from concern that the economy might slow to fear that the economy might grow too quickly, awakening dormant inflation pressures. As a result of these inflation fears, the Federal Reserve Board increased short-term interest rates modestly on June 30. Accordingly, toward the end of the reporting period, investor interest in high yield bonds waned.

What is the fund's current strategy?

We have worked to position the portfolio to take better advantage of market strengths and protect the portfolio from a potential recurrence of market instability. In an attempt to reduce volatility, we have shortened the portfolio's effective maturity and duration. We have improved the credit quality of the issues in which we invest, moving to a focus on issues at the high single B/BB level. We continue to place our industry focus on more defensive sectors -- sectors that tend to do well in all economic environments -- such as gaming, entertainment and selected areas of financial services. These strategies are designed to help us try to provide a high level of current income, while limiting exposure to broader market risks.

July 15, 1999

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: MERRILL LYNCH, PIERCE, FENNER AND SMITH, INC. -- THE MERRILL LYNCH HIGH-YIELD MASTER II INDEX IS A MARKET CAPITALIZATION WEIGHTED INDEX INCLUDING ALL DOMESTIC AND YANKEE HIGH-YIELD BONDS WITH AT LEAST $100 MILLION PAR AMOUNT OUTSTANDING AND GREATER THAN OR EQUAL TO ONE YEAR TO MATURITY.

(3) SOURCE: MERRILL LYNCH, PIERCE, FENNER AND SMITH, INC. -- THE DREYFUS CUSTOMIZED LIMITED TERM HIGH YIELD INDEX IS COMPOSED OF FOUR SUB-INDICES OF THE MERRILL LYNCH HIGH-YIELD MASTER INDEX II. THESE SUB-INDICES, BLENDED AND MARKET WEIGHTED, ARE (I) BB-RATED, 1-3 YEARS, (II) B-RATED 1-3 YEARS, (III) BB-RATED, 3-5 YEARS, AND (IV) B-RATED, 3-5 YEARS. UNLIKE THE DREYFUS CUSTOMIZED LIMITED TERM HIGH YIELD INDEX, WHICH IS COMPOSED OF BONDS RATED NO LOWER THAN "B", THE FUND CAN INVEST IN BONDS WITH LOWER CREDIT RATINGS THAN "B" AND AS LOW AS "D".

                                                             The Fund

STATEMENT OF INVESTMENTS

June 30, 1999 (Unaudited)



                                                                                               Principal
BONDS AND NOTES--93.8%                                                                         Amount ($)               Value ($)
----------------------------------------------------------------------------------------------------------------------------------
AIRCRAFT & AEROSPACE--7.6%

Aircraft Lease Portfolio Securitisation 96-1,

  Pass-Through Trust Ctfs.,

   Cl. D, 12.75%, 2006                                                                          849,028                  832,047

Airplanes Pass-Through Trust,

  Pass-Through Ctfs.,

   Ser. 1, Cl. D, 10.875%, 2019                                                              22,000,000               21,984,600

AM General, Ser. B,

   Sr. Notes, 12.875%, 2002                                                                  13,000,000                9,035,000

American Pacific,

   Sr. Notes, 9.25%, 2005                                                                     7,000,000                7,175,000

Atlantic Coast Airlines,

  Gtd. Pass-Through Ctfs.,

   Ser. 1977-1D, 7.97%, 2000                                                                    974,272  (a)             983,377

Burke Industries,

   Sr. Notes, 9.034%, 2007                                                                    7,000,000  (b)           5,293,750

Midway Airlines,

  Pass-Through Ctfs.,

   Ser. 1998-1, Cl. D, 8.86%, 2003                                                            4,502,000  (a)           4,473,165

Sequa,

   Sr. Sub. Notes, 9.375%, 2003                                                               7,500,000                7,575,000

US Air,

  Pass-Through Ctfs.:

      Ser. 1993-A, Cl. A-3, 10.375%, 2013                                                    11,000,000               11,988,372

      Ser. 1993-A, Cl. A-2, 9.625%, 2003                                                      3,855,000                3,971,290

                                                                                                                      73,311,601

AUTOMOTIVE--3.0%

Aetna Industries,

   Sr. Notes, 11.875%, 2006                                                                  12,000,000               12,300,000

Hayes Lemmerz International,

   Sr. Sub. Notes, 11%, 2006                                                                  7,000,000                7,612,500

Penda, Ser. B,

   Sr. Notes, 10.75%, 2004                                                                    8,913,000                8,779,305

                                                                                                                      28,691,805

BROADCASTING--3.6%

Azteca Holdings, S.A. de C.V.,

   Sr. Secured Notes, 11%, 2002                                                               3,500,000                2,992,500

Capstar Broadcasting Partners,

   Sr. Discount Notes, 12.75%, 2009                                                           1,750,000  (c)           1,487,500

Lin Holdings,

   Sr. Discount Notes, 10%, 2008                                                              9,000,000  (c)           5,985,000

Paxson Communications,

   Sr. Sub. Notes, 11.625%, 2002                                                              8,000,000                8,360,000




                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount ($)                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

BROADCASTING (CONTINUED)

Scandinavian Broadcasting System,

   Conv. Sub. Notes, 7%, 2004                                                                 4,700,000  (a)           5,851,500

Spanish Broadcasting,

   Sr. Notes, 12.5%, 2002                                                                     7,800,000                8,619,000

Univision Network Holding,

   Sub. Notes, 7%, 2002                                                                       2,550,575                1,807,500

                                                                                                                      35,103,000

BUSINESS SERVICES--3.6%

Anacomp, Ser. C,

   Sr. Sub. Notes, 10.875%, 2004                                                              5,000,000                5,275,000

Corporate Express,

   Conv. Notes, 4.5%, 2000                                                                   20,590,000               19,200,175

Pierce Leahy,

   Sr. Notes, 11.125%, 2006                                                                   9,000,000                9,810,000

                                                                                                                      34,285,175

CABLE TELEVISION--8.9%

Adelphia Communications:

   Deb., 11.875%, 2004                                                                        9,600,000               10,140,000

   Ser. B, Sr. Notes, 9.5%, 2004                                                              5,000,000                5,162,500

Diamond Cable Communications,

   Sr. Discount Notes, 11.75%, 2005                                                           9,950,000  (c)           9,004,750

Digital Television Service/Capital, Ser. B,

   Sr. Sub. Notes, 12.5%, 2007                                                               14,500,000               16,004,375

Galaxy Telecom,

   Sr. Sub. Notes, 12.375%, 2005                                                              9,400,000               10,434,000

NTL:

   Sr. Discount Notes, 11.2%, 2007                                                            7,000,000  (c)           6,413,750

   Ser. A, Sr. Discount Notes, 12.75%, 2005                                                   5,500,000  (c)           5,328,125

   Ser. B, Sr. Discount Notes, 11.5%, 2006                                                    3,864,000  (c)           3,390,660

Pegasus Media & Communications, Ser. B,

   Sr. Sub. Notes, 12.5%, 2005                                                               13,540,000               15,029,400

Telewest Communications,

   Sr. Discount Notes, 11%, 2007                                                              5,000,000  (c)           4,475,000

                                                                                                                      85,382,560

CASINOS & GAMING--2.0%

Circus Circus Enterprises,

   Sr. Sub. Notes, 6.75%, 2003                                                                1,500,000                1,431,954

Players International,

   Sr. Notes, 10.875%, 2005                                                                  17,000,000               17,977,500

                                                                                                                      19,409,454

                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                             Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
----------------------------------------------------------------------------------------------------------------------------------
-

CHEMICALS--.9%

Arco Chemical,

   Deb., 9.9%, 2000                                                                           2,600,000                2,623,988

ISP Holdings, Ser. B,

   Sr. Notes, 9.75%, 2002                                                                     5,770,000                5,899,825

                                                                                                                       8,523,813

COMMERCIAL MORTGAGE
PASS-THROUGH CTFS.--1.0%

GS Mortgage Securities II,

   Ser. 1999-FL2A, Cl. G, 7.094%, 2013                                                        4,000,000  (a,b)         3,719,375

Nomura Depositor Trust:

   Ser. 1998 ST I, Cl. B2, 9.25%, 2003                                                        5,000,000  (a,b)         4,404,688

   Ser. 1998 ST IA, Cl. B2A, 9.25%, 2003                                                      2,000,000  (a,b)         1,761,875

                                                                                                                       9,885,938

CONSTRUCTION--1.6%

Aaf-Mcquay,

   Sr. Notes, 8.875%, 2003                                                                    9,000,000                8,595,000

ICF Kaiser International,

   Sr. Sub. Notes, 13%, 2003                                                                 11,050,000  (d)           6,685,250

                                                                                                                      15,280,250

CONSUMER--3.7%

BPC Holding, Ser. B,

   Sr. Secured Notes, 12.5%, 2006                                                             4,998,000                4,973,010

Coinmach, Ser. D,

   Sr. Notes, 11.75%, 2005                                                                   14,915,000               16,145,487

Graham Packaging/GPC Capital, Ser. B,

  Floating Interest Rate Sub.

   Term Securities, 8.655%, 2008                                                              1,500,000  (b)           1,372,500

Sharp Do Brazil,

   Medium-Term Notes, 9.625%, 2000                                                            3,500,000  (e)           1,566,250

Sweetheart Cup,

   Gtd. Sr. Notes, 9.625%, 2000                                                              11,500,000               11,298,750

                                                                                                                      35,355,997

ENERGY--1.8%

Clark USA, Ser. B,

   Sr. Notes, 10.875%, 2005                                                                   5,386,000                4,719,482

Louis Dreyfus Natural Gas,

   Sr. Sub. Notes, 9.25%, 2004                                                                4,000,000                4,256,932

Statia Terminals, Ser. B,

   First Mortgage, 11.75%, 2003                                                               8,000,000                8,500,000

                                                                                                                      17,476,414




                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

ENTERTAINMENT--2.5%

American Skiing, Ser. B,

   Sr. Sub. Notes, 12%, 2006                                                                 22,915,000               17,529,975

United Artists Theatres, Ser. B,

   Floating Rate Sr. Sub. Notes, 9.375%, 2007                                                 8,000,000  (b)           6,360,000

                                                                                                                      23,889,975

FINANCIAL--.9%

Imperial Credit Capital Trust I, Ser. A,

   Remarketed Par Securities, 10.25%, 2002                                                      500,000                  401,515

Loomis Fargo & Co.,

   Sr. Notes, 10%, 2004                                                                       5,375,000                5,348,125

Reliance Group Holdings,

   Sr. Sub. Deb., 9.75%, 2003                                                                 2,000,000                2,072,500

Republic National Bank of New York,

   Deb., 9.65%, 2003                                                                          2,000,000  (a)           1,321,220

                                                                                                                       9,143,360

FOOD & BEVERAGES--4.6%

Chiquita Brands International,

   Conv. Sub. Notes, 7%, 2001                                                                 7,950,000                7,403,438

Envirodyne Industries,

   Sr. Notes, 10.25%, 2001                                                                   14,000,000               10,115,000

Pilgrims Pride,

   Sr. Notes, 10.875%, 2003                                                                   2,000,000                2,050,000

Sun World International, Ser. B,

   First Mortgage, 11.25%, 2004                                                              23,500,000               24,792,500

                                                                                                                      44,360,938

FOREST PRODUCTS--7.7%

Maxxam Group Holdings,

   Sr. Secured Notes, 12%, 2003                                                              45,115,000               46,694,025

Repap New Brunswick,

   Sr. Notes, 9%, 2004                                                                        5,500,000                5,156,250

Stone Container:

   Sr. Sub. Notes, 12%, 1999                                                                    500,000  (b)             501,875

   Sr. Sub. Deb., 12.75%, 2002 (Units)                                                       10,925,000  (b,f)        10,979,625

Stone Container Finance,

   Gtd. Sr. Notes, 11.5%, 2006                                                               10,000,000  (a)          10,850,000

                                                                                                                      74,181,775

HEALTH CARE--.3%

Eye Care Centers of America,

  Floating Interest Rate Sub.

   Term Securities, 9.04%, 2008                                                               3,000,000  (b)           2,505,000

                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)               Value ($)
----------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL--2.3%

Applied Extrusion Technology, Ser. B,

   Sr. Notes, 11.5%, 2002                                                                    12,880,000               13,153,700

Hawk, Ser. B,

   Sr. Notes, 10.25%, 2003                                                                    3,083,000                3,187,051

HCC Industries,

   Gtd. Sr. Sub. Notes, 10.75%, 2007                                                          6,360,000                5,883,000

Vicap, S.A. de C.V.,

   Gtd. Sr. Notes, 10.25%, 2002                                                                 500,000                  496,250

                                                                                                                      22,720,001

METALS--5.3%

Kaiser Aluminum & Chemical,

   Sr. Notes, 9.875%, 2002                                                                    5,000,000                5,075,000

Northwestern Steel & Wire,

   Sr. Notes, 9.5%, 2001                                                                      5,000,000                3,425,000

Renco Metals,

   Sr. Notes, 11.5%, 2003                                                                    18,870,000               19,247,400

Republic Engineered Steels,

   First Mortgage, 9.875%, 2001                                                              22,290,000               23,237,325

                                                                                                                      50,984,725

PUBLISHING--.6%

Day International Group, Ser. B,

   Sr. Notes, 11.125%, 2005                                                                   5,200,000                5,538,000

REAL ESTATE--.6%

Rockefeller Center Properties,

   Conv. Deb., 0%, 2000                                                                       7,255,000                5,840,275

RETAIL--1.2%

Cafeteria Operators

  (Gtd. by Furrs/Bishops Specialty Group),

   Sr. Secured Notes, 12%, 2001                                                               7,481,650                7,453,594

Michaels Stores,

   Conv. Sr. Notes, 6.75%, 2003                                                               4,000,000                3,985,000

                                                                                                                      11,438,594

SHIPPING--.7%

Eletson Holdings,

   First Pfd. Ship Mortgage, 9.25%, 2003                                                      1,750,000                1,651,562

Gearbulk Holdings,

   Sr. Notes, 11.25%, 2004                                                                    2,000,000                2,065,000

Stena AB,

   Sr. Notes, 10.5%, 2005                                                                     3,500,000                3,508,750

                                                                                                                       7,225,312




                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)               Value ($)
----------------------------------------------------------------------------------------------------------------------------------
-

SUPERMARKETS--1.2%

Pathmark Stores,

   Discount Notes, 10.75%, 2003                                                               4,000,000  (c)           3,980,000

Shoppers Food Warehouse,

   Sr. Notes, 9.75%, 2004                                                                     7,400,000                7,936,500

                                                                                                                      11,916,500

TECHNOLOGY--3.1%

Baan,

   Conv. Sub. Notes, 4.5%, 2001                                                              10,000,000                9,175,000

Lam Research,

   Conv. Notes, 5%, 2002                                                                      6,750,000                6,353,438

Unisys,

   Sr. Notes, 11.75%, 2004                                                                    8,000,000                8,920,000

Viasystems,

   Sr. Sub. Notes, 9.75%, 2007                                                                5,750,000                5,060,000

                                                                                                                      29,508,438

TELECOMMUNICATIONS/CARRIERS--10.4%

GST USA,

   Sr. Discount Notes, 13.875%, 2005                                                          2,500,000  (c)           2,062,500

Hermes Europe Railtel,

   Sr. Notes, 11.5%, 2007                                                                    14,750,000               15,598,125

Intermedia Communications,

   Sr. Discount Notes, 12.5%, 2006                                                           15,000,000  (c)          12,450,000

L-3 Communications, Ser. B,

   Sr. Sub. Notes, 10.375%, 2007                                                              9,750,000               10,249,688

MJD Communications,

   Floating Rate Notes, 9.248%, 2008                                                          9,000,000  (b)           9,033,750

Mobile Telecommunications Technology,

   Sr. Notes, 13.5%, 2002                                                                     4,800,000                5,448,000

NEXTEL Communications,

   Sr. Notes, 9.75%, 2004                                                                    19,500,000               19,938,750

Qwest Communications International, Ser. B,

   Sr. Notes, 10.875%, 2007                                                                  15,000,000               16,912,500

Worldport International,

   Sr. Notes, 11.688%, 1999                                                                  10,000,000  (a,b)         8,000,000

                                                                                                                      99,693,313

TEXTILES--.7%

Sassco Fashions,

   Sr. Notes, 12.75%, 2004                                                                    5,700,000                5,500,500

Texfi Industries,

   Sr. Sub. Deb., 8.75%, 1999                                                                 5,100,000  (d)           1,045,500

                                                                                                                       6,546,000

                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                             Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
----------------------------------------------------------------------------------------------------------------------------------
-

TRANSPORTATION--2.4%

MTL, Ser. B,

  Floating Interest Rate Sub. Term Securities,

   9.954%, 2006                                                                               5,000,000  (b)           4,775,000

Petro Stopping Centers/Financial,

   Sr. Notes, 10.5%, 2007                                                                     7,800,000                8,229,000

Union Pacific,

   Sub. Deb, 5.5%, 2033                                                                       4,348,000                3,183,011

ValuJet,

   Sr. Notes, 10.25%, 2001                                                                    7,675,000                6,562,125

                                                                                                                      22,749,136

UTILITIES--.3%

Hidroelectrica Piedra Aguila,

   Medium-Term Notes, 10.625%, 2001                                                           7,000,000  (d)           2,817,500

WIRELESS COMMUNICATIONS--11.3%

Cencall Communications,

   Sr. Notes, 10.125%, 2004                                                                   7,500,000                7,668,750

Clearnet Communications,

   Sr. Discount Notes, 14.75%, 2005                                                          19,600,000  (c)          18,032,000

Comunicacion Celular,

   Sr. Discount Notes, 14.125%, 2005                                                         13,250,000  (a,c)         8,032,812

Dial Call Communications,

   Sr. Discount Notes, 10.25%, 2005                                                           3,000,000                3,067,500

Microcell Telecommunications, Ser. B,

   Sr. Discount Notes, 14%, 2006                                                             10,000,000  (c)           8,125,000

Occidente y Caribe Celular, Ser. B,

   Sr. Discount Notes, 14%, 2004                                                             11,000,000  (c)           6,737,500

Omnipoint Communications,

   Floating Rate Notes, 8.578%, 2006                                                          4,924,387  (a,b)         4,924,387

Orion Network Systems,

   Sr. Discount Notes, 12.5%, 2007                                                           32,045,000  (c)          17,784,975

Pagemart Nationwide,

   Sr. Discount Notes, 15%, 2005                                                             13,500,000  (c)          11,947,500

WinStar Communications,

   Sr. Discount Notes, 14%, 2005                                                             23,000,000  (c)          20,240,000

WinStar Equipment,

   Gtd. Sr. Notes, 12.5%, 2004                                                                2,000,000                2,095,000

                                                                                                                     108,655,424

TOTAL BONDS AND NOTES

   (cost $975,878,177)                                                                                               902,420,273




COMMON STOCKS--.2%                                                                               Shares                    Value
($)
----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING--.1%

Spanish Broadcasting                                                                                428                  256,800

CABLE TELEVISION--.0%

United International Holdings (warrants)                                                            100  (g)              23,013

ENTERTAINMENT--.0%

Discovery Zone (warrants)                                                                         4,000  (a,g)                 4

Discovery Zone, Cl. A (warrants)                                                                 37,400  (a,g)                37

Discovery Zone, Cl. B (warrants)                                                                 37,400  (a,g)                37

                                                                                                                              78

TELECOMMUNICATIONS--.1%

Worldport Communications (warrants)                                                             161,871  (a,g)           971,226

WIRELESS COMMUNICATIONS--.0%

Comunicacion Celular (warrants)                                                                   1,750  (a,g)           122,719

TOTAL COMMON STOCK

   (cost $551,556)                                                                                                     1,373,836
----------------------------------------------------------------------------------------------------------------------------------


PREFERRED STOCKS--3.4%
----------------------------------------------------------------------------------------------------------------------------------

BROADCASTING--2.8%

Spanish Broadcasting System:

   Cum., $142.50                                                                                 16,926               18,364,710

   Cum., $142.50                                                                                  8,317  (a)           9,023,945

                                                                                                                      27,388,655

ENTERTAINMENT--.6%

Newscorp Overseas,

   Ser. A, Cum., $2.15625                                                                       216,973                5,437,886

TOTAL PREFERRED STOCKS

   (cost $31,997,783)                                                                                                 32,826,541

                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                             Principal
SHORT-TERM INVESTMENTS--1.1%                                                                 Amount ($)                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

U.S. Government Agency;

Federal Farm Credit Bank,

  4.5%, 7/1/1999

   (cost $10,835,000)                                                                       10,835,000                10,835,000
----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,019,262,516)                                                           98.5%              947,455,650

CASH AND RECEIVABLES (NET)                                                                         1.5%               14,348,897

NET ASSETS                                                                                       100.0%              961,804,547

(A)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JUNE 30, 1999,
THESE SECURITIES AMOUNTED TO $64,440,367 OR 6.7% OF NET ASSETS.

(B)  VARIABLE RATE SECURITY--INTEREST RATE SUBJECT TO PERIODIC CHANGE.

(C)  ZERO COUPON UNTIL A SPECIFIED DATE AT WHICH TIME THE STATED COUPON RATE
BECOMES EFFECTIVE UNTIL MATURITY.

(D)  NON-INCOME PRODUCING--SECURITY IN DEFAULT.

(E)  REFLECTS DATE SECURITY CAN BE REDEEMED AT HOLDER'S OPTION; THE STATED
MATURITY DATE IS 10/30/2005.

(F)  WITH SUPPLEMENTAL INTEREST CERTIFICATES ATTACHED.

(G)  NON-INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999 (Unaudited)




                                                             Cost         Value
-------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                         1,019,262,516   947,455,650

Cash                                                                  4,566,164

Interest and dividends receivable                                    22,562,875

Receivable for investment securities sold                             3,133,900

Receivable for shares of Beneficial Interest subscribed               2,338,632

                                                                    980,057,221
-------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           666,214

Due to Distributor                                                      470,964

Payable for investment securities purchased                           9,761,462

Payable for shares of Beneficial Interest redeemed                    7,330,501

Interest payable--Note 4                                                 23,533

                                                                     18,252,674
-------------------------------------------------------------------------------

NET ASSETS ($)                                                      961,804,547
-------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                    1,072,467,46

Accumulated undistributed investment income--net                        787,075

Accumulated net realized gain (loss) on investments                 (39,643,122)

Accumulated net unrealized appreciation (depreciation)
   on investments--Note 3                                           (71,806,866)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      961,804,547

NET ASSET VALUE PER SHARE




                                                           Class A               Class B              Class C
Class R
--------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                                          135,608,722          617,868,140           208,187,970           139,715

Shares Outstanding                                       12,341,608           56,237,234            18,939,181           12,724
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                 10.99                10.99                 10.99           10.98

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund



STATEMENT OF OPERATIONS

Six Months Ended June 30, 1999 (Unaudited)


--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Interest                                                            49,158,006

Cash dividends                                                       2,765,125

TOTAL INCOME                                                        51,923,131

EXPENSES:

Management fee--Note 2(a)                                            3,306,118

Distribution and service fees--Note 2(b)                             3,442,836

Interest expense--Note 4                                                32,585

TOTAL EXPENSES                                                       6,781,539

INVESTMENT INCOME--NET                                              45,141,592
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 3 ($):

Net realized gain (loss) on investments                           (21,999,043)

Net unrealized appreciation (depreciation) on investments          (6,938,459)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (28,937,502)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                16,204,090

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS



                                         Six Months Ended
                                            June 30, 1999             Year Ended
                                              (Unaudited)      December 31, 1998
-------------------------------------------------------------------------------------
OPERATIONS ($):

Investment income--net                         45,141,592             59,847,911

Net realized gain (loss) on investments       (21,999,043)           (17,497,235)

Net unrealized appreciation (depreciation)
   on investments                              (6,938,459)           (62,388,806)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   16,204,090            (20,038,130)
-------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (7,306,195)            (10,382,991)

Class B shares                               (28,216,976)            (35,300,767)

Class C shares                                (9,823,989)            (13,155,121)

Class R shares                                    (7,030)                (12,480)

TOTAL DIVIDENDS                              (45,354,190)            (58,851,359)
-------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                 93,277,563            127,961,825

Class B shares                                128,371,967            440,097,645

Class C shares                                 47,592,672            184,901,944

Class R shares                                     10,000                    --

Dividends reinvested:

Class A shares                                  3,606,625              6,262,565

Class B shares                                  7,675,427              9,117,590

Class C shares                                  3,082,046              3,905,817

Class R shares                                      6,596                 12,480

Cost of shares redeemed:

Class A shares                               (103,998,962)           (40,179,581)

Class B shares                                (51,333,017)           (48,434,992)

Class C shares                                (40,194,272)           (33,282,236)

Class R shares                                         --                   (10)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS            88,096,645            650,363,047

TOTAL INCREASE (DECREASE) IN NET ASSETS        58,946,545            571,473,558
-------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           902,858,002            331,384,444

END OF PERIOD                                 961,804,547            902,858,002

Undistributed investment income--net              787,075                999,673

SEE NOTES TO FINANCIAL STATEMENTS.


                                                             The Fund

                                         Six Months Ended
                                            June 30, 1999           Year Ended
                                              (Unaudited)    December 31, 1998
-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A

Shares sold                                     8,383,097            10,556,558

Shares issued for dividends reinvested            323,098               523,771

Shares redeemed                                (9,352,487)           (3,364,705)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (646,292)            7,715,624
-------------------------------------------------------------------------------

CLASS B

Shares sold                                    11,460,368            36,142,877

Shares issued for dividends reinvested            688,862               764,857

Shares redeemed                                (4,597,139)           (4,116,604)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   7,552,091            32,791,130
-------------------------------------------------------------------------------

CLASS C

Shares sold                                     4,244,612            15,092,226

Shares issued for dividends reinvested            276,357               327,575

Shares redeemed                                (3,601,694)           (2,814,091)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     919,275            12,605,710
-------------------------------------------------------------------------------

CLASS R

Shares sold                                           885                    --

Shares issued for dividends reinvested                592                 1,035

NET INCREASE (DECREASE) IN SHARES OUTSTANDING       1,477                 1,035

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. Certain information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                           Class A                                                    Class B
                   ---------------------------------------------------------------------------------------------------------------

                           Six Months Ended             Year Ended                    Six Months Ended          Year Ended
                              June 30, 1999            December 31,                      June 30, 1999          December 31,
                                 (Unaudited)         1998     1997(a)                      (Unaudited)       1998      1997(a)
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period               11.33          12.46     12.50                             11.33        12.46      12.50

Investment Operations:

Investment income--net                 .56           1.15       .71                               .53         1.09        .66

Net realized and unrealized
   gain (loss) on investments         (.34)         (1.14)     (.04)                             (.34)       (1.14)      (.04)

Total from Investment
   Operations                          .22            .01       .67                               .19         (.05)       .62

Distributions:

Dividends from investment

   income--net                        (.56)         (1.14)     (.71)                             (.53)        (1.08)      (.66)

Net asset value, end of period       10.99          11.33     12.46                             10.99         11.33      12.46
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(b)                   3.99(c)        (.10)     9.16(c)                           3.49(c)       (.61)      8.57(c)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to

   average net assets                  .95(c)         .95       .95(c)                           1.45(c)       1.45       1.45(c)

Ratio of interest expense to

   average net assets                  .01(c)         .02       .08(c)                            .01(c)        .02        .09(c)

Ratio of net investment income

   to average net assets             10.66(c)        9.55      9.34(c)                           9.20(c)       9.02        8.73(c)

Portfolio Turnover Rate              21.25(d)       45.34     28.83(d)                          21.25(d)      45.34       28.83(d)
----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                     135,609        147,131     65,705                          617,868       551,415      198,057

(A)  FROM MAY 30, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(B)  EXCLUSIVE OF SALES CHARGE.

(C)  ANNUALIZED.

(D)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                             The Fund




                                            Class C                                                Class R
                    --------------------------------------------------------------------------------------------------------------

                           Six Months Ended         Year Ended                    Six Months Ended           Year Ended
                              June 30, 1999        December 31,                     June 30, 1999            December 31,
                                 (Unaudited)     1998     1997(a)                      (Unaudited)         1998     1997(a)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period               11.33     12.47      12.50                            11.32          12.45        12.50

Investment Operations:

Investment income--net                 .52      1.06        .65                              .55           1.25          .81

Net realized and unrealized
   gain (loss) on investments         (.34)    (1.15)      (.03)                            (.32)         (1.21)        (.14)

Total from Investment
   Operations                          .18      (.09)       .62                              .23            .04          .67

Distributions:

Dividends from investment

   income--net                        (.52)    (1.05)      (.65)                            (.57)          (1.17)       (.72)

Net asset value, end of period       10.99     11.33      12.47                            10.98           11.32       12.45
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)(b)                   3.23(c)   (.93)      8.47(c)                          4.23(c)          .14        9.26(c)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to

   average net assets                1.70(c)    1.70       1.70(c)                           .70(c)           .70        .75(c)

Ratio of interest expense to

   average net assets                 .01(c)     .02        .09(c)                            --              .03        .05(c)

Ratio of net investment income

   to average net assets             9.31(c)    8.77       8.54(c)                          10.13(c)        10.41       10.08(c)

Portfolio Turnover Rate             21.25(d)   45.34      28.83(d)                          21.25(d)        45.34       28.83(d)
----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                    208,188    204,184     67,495                               140             127         127

(A)  FROM MAY 30, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(B)  EXCLUSIVE OF SALES CHARGE.

(C)  ANNUALIZED.

(D)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier Limited Term High Income Fund (the "fund" ) is separate diversified series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to provide high current income. The Dreyfus Corporation (the " Manager" ) serves as the fund's investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the fund' s shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge and bear a distribution fee, while Class B and Class C shares are subject to a contingent deferred sales charge (" CDSC" ) and a distribution and service fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class.

Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

The  fund' s  financial  statements  are  prepared  in accordance with generally
accepted   accounting  principles  which  may  require  the  use  of   The  Fun
management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (excluding short-term investments other than U.S. Treasury Bills) are valued each business day by an independent pricing service (" Service" ) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, other than U.S. Treasury Bills, are carried at amortized cost, which approximates value.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

(C) DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $8,327,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1998. The carryover does not include net realized securities losses from November 1, 1998 through December 31, 1998 which are treated, for Federal income tax purposes, as arising in fiscal 1999. If not applied, the carryover expires in fiscal 2006.

NOTE 2--Investment Management Fee And Other Transactions  With Affiliates:

(A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust (the "Dreyfus/Laurel Funds" ) attended, $2,000 for separate committee
meetings    attended    which    are    not    held     The    Fund
in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly
by    the    Manager    to    the    non-interested    Trustees.

(B) DISTRIBUTION AND SERVICE PLAN: Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class A shares pay annually up to
 . 25%  of  the value of the average daily net assets attributable to its Class A shares  to  compensate  the  Distributor  and  Dreyfus  Service  Corporation, an
affiliate   of  the  Manager,  for  shareholder  servicing  activities  and  the
Distributor for activities and expenses primarily intended to result in the sale of Class A shares. Under the Plan, Class B and Class C shares pay the Distributor for distributing the fund' s Class B and Class C shares at an aggregate annual rate of .50% and .75% of the value of the average daily net assets of Class B and Class C shares, respectively. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which Class B and Class C shares pay Dreyfus Service Corporation or the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. Class R shares bear no distribution or service fee. During the period ended June 30, 1999, Class A, Class B and Class C shares were charged $180,829, $1,474,049 and $788,200, respectively pursuant to the Plan and Class B and Class C shares were charged $737,024 and $262,734 respectively, pursuant to the service plan.

Under its terms, the Plan and service plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan or service plan.

NOTE 3--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 1999, amounted to $285,944,411 and $193,346,985, respectively.

At  June  30,  1999,  accumulated net unrealized depreciation on investments was
$71,806,866,   consisting   of  $7,039,765  gross  unrealized  appreciation  and
$78,846,631 gross unrealized depreciation.

At June 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--Bank Lines of Credit:

The fund may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund at rates which are related to the Federal Funds rate in effect at the time of borrowings.

The average daily amount of borrowings outstanding during the period ended June 30, 1999 was approximately $1,271,300 with a related weighted average annualized interest rate of 5.17%.

                                                             The Fund

                                                           For More Information

                        Dreyfus Premier Limited Term

                        High Income Fund

                        200 Park Avenue

                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation

                        200 Park Avenue

                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.

                        One Mellon Bank Center

                        Pittsburgh, PA 15258

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.

                        P.O. Box 9671

                        Providence, RI 02940

Distributor

Premier Mutual Fund Services, Inc.

60 State Street

Boston, MA 02109

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

(c) 1999 Dreyfus Service Corporation                              029/759SA996

Dreyfus Premier Core Value Fund

SEMIANNUAL REPORT June 30, 1999

(reg.tm)

The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

   * Not FDIC-Insured  * Not Bank-Guaranteed  * May Lose Value

Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            14   Statement of Assets and Liabilities

                            15   Statement of Operations

                            16   Statement of Changes in Net Assets

                            19   Financial Highlights

                            24   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                Dreyfus Premier Core Value Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Core Value Fund, covering the six-month period from January 1, 1999 through June 30, 1999. Inside you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Valerie J. Sill.

Ms. Sill, who had been a member of the fund's investment committee, assumed primary responsibility for the day-to-day management of the fund's portfolio on May 1, 1999.

The past six months have been rewarding for most equity investors. Strong economic growth, low inflation and high levels of consumer spending supported continued strength in the stocks of many large companies. Several major market indices set new records, including the Dow Jones Industrial Average's first-ever close above the 10,000 level. The broader Standard & Poor's 500 Composite Stock Price Index and the technology-laden NASDAQ Index also recorded new highs.

Beginning in April, many previously out-of-favor market sectors rallied strongly, including value-oriented stocks. At the same time, large-cap growth stocks appear to have paused in their advance. This has helped narrow the valuation gap that had developed over the past several years between the growth
and    value    sectors    of    the    large-cap    stock    market.

We  appreciate  your confidence over the past six months, and we look forward to
your   continued   participation   in   Dreyfus   Premier   Core   Value  Fund.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

July 15, 1999

DISCUSSION OF FUND PERFORMANCE

Valerie J. Sill, Portfolio Manager

How did Dreyfus Premier Core Value Fund  perform during the period?

For the six-month period ended June 30, 1999, Dreyfus Premier Core Value Fund produced a total return of 18.17% for its Class A shares, 17.69% for its Class B shares, 17.69% for its Class C shares, 18.20% for its Institutional shares and 18.29% for its Class R shares.(1) In comparison, the Standard & Poor's 500
Composite Stock Price Index ("S&P 500") produced a total return of 12.38% and the S& P 500/BARRA Value Index produced a total return of 13.96% for the same period.(2) A major reason the fund outperformed the S& P 500 and the S&P 500/BARRA Value Index was the addition of economically sensitive stocks to the portfolio early in 1999 before there was wide recognition of the United States economy' s surprisingly strong growth. Economically sensitive stocks in such sectors as chemicals, energy, metals and paper generally produce stronger earnings as the economy improves.

What is the fund's investment approach?

The fund invests primarily in companies that are considered undervalued based on traditional measures such as price-to-earnings ratios. In choosing stocks, we use a bottom-up stock selection approach that focuses on individual companies, rather than a top-down approach that forecasts market trends. We also focus on a company' s relative value, financial strength, sales and earnings momentum, and likely catalysts that could ignite the stock price.

Last winter, our quantitative screening process identified many economically cyclical stocks that were very attractively valued. Examples include Dow Chemical, duPont (E.I.) de Nemours and Honeywell, three companies that all turned out to be very positive contributions to the portfolio's six-month performance. Dow Chemical was initially purchased last fall at the height of
concerns    about    a    U.S.    recession,     The    Fund
brought on by the Asian economic crisis. As an economically cyclical company, the stock was shunned by the investment community. When we did our analysis, however, we believed that Wall Street's outlook was far too pessimistic on the company, considering that the U.S. economy had shown no signs of slowing, so we increased our position during the reporting period.

DuPont (E.I.) de Nemours, a chemical company that owns 80% of the oil company Conoco, presented a different investment challenge. Early in the period, we determined that duPont' s core life sciences and specialty chemicals divisions deserved a higher market value than the stock price indicated. That's because we believed it offered higher profit margins than the typical commodity chemical company. Meanwhile, oil prices rebounded from $11 to $18 per barrel during the six-month period, which served to boost the value of Conoco, as well as duPont.

Another inexpensive stock was Honeywell, which, despite its strong business fundamentals, was trading at a substantial discount to its peers in the capital equipment sector. The company' s status as a major supplier to Boeing was perceived as a negative, since Boeing had a significant amount of business in Asia. Once Asia' s economy stabilized, Honeywell's shares rose substantially. Late in the period, the company was in merger discussions with Allied-Signal, which lifted the stock' s price again. We then sold the Honeywell position in
early   June   after   Allied-Signal   announced  the  takeover  of  the  firm.

What other factors influenced the fund's performance?

By far, the largest sector in the fund continues to be financial services. Last year' s global economic crisis was very difficult for bank and brokerage stocks, but it did create new opportunities for the fund to pick up several bargain-priced companies, including Citigroup. Although the company reported poor profits in 1998, we determined that the stock was very inexpensive when adding up its potential earnings in investment banking, credit card operations and corporate lending. In addition, the company would realize cost savings after its merger with Travelers Group. As a result, Citigroup has been a very successful stock for the fund.

We have also enjoyed success with stocks in the "consumer nondurable" sector, which includes companies such as Nike, Cl. B and Mattel. In 1998, Nike, Cl. B shares had sold off sharply due to the company's exposure in Asia as well as general pessimism about the shoe business. However, the company's cash flow remained strong and its sales steadily improved. Ultimately, the Asia cloud lifted and the stock rebounded sharply. As for Mattel, we purchased shares of the company in December when it announced the acquisition of Learning Company, a division that specializes in educational software. We believed educational software was a very important market for the company.

What is the fund's current strategy?

With Asia' s apparent stabilization and the strength of the U.S. economy, traditional value companies, such as manufacturers, energy producers and other economically cyclical stocks, have outperformed traditional growth stocks during the first half of 1999. We believe that the fund outperformed the S&P 500 and the S&P 500/BARRA Value Index during the period because it holds stocks that are not only undervalued, but also has catalysts in place for strong performance. We will continue to pursue the same strategy of seeking to select the best stocks
in    the    value    universe.

July 15, 1999

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- REFLECTS THE REINVESTMENT OF INCOME DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. THE S&P 500/BARRA VALUE INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF ALL THE STOCKS IN THE STANDARD AND POOR'S 500 COMPOSITE PRICE INDEX THAT HAVE LOW PRICE-TO-BOOK RATIOS.

                                                             The Fund

STATEMENT OF INVESTMENTS

June 30, 1999 (Unaudited)





COMMON STOCKS--96.0%                                                                             Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & MILITARY TECHNOLOGY--.0%

C.S.F. (Thompson)                                                                                 3,025                  105,460

APPLIANCES--2.1%

Koninklijke (Royal) Philips Electronics, ADR                                                    141,332               14,256,865

Rinnai                                                                                            3,800                   87,270

Sony                                                                                              1,500                  161,710

                                                                                                                      14,505,845

AUTOMOBILES--.1%

Autoliv                                                                                           2,350                   71,938

Honda Motor                                                                                       2,000                   84,758

PSA Peugeot Citroen                                                                                 540                   85,470

Toyota Motor                                                                                      3,000                   94,920

Volkswagen                                                                                          850                   54,606

                                                                                                                         391,692

BANKING--4.0%

ABN-Amro                                                                                          4,772                  103,669

Argentaria, Caja Postal y Banco Hipotecario de Espana, ADR                                        1,400                   64,400

Australia & New Zealand Banking                                                                  15,440                  114,200

Banca Popolare di Bergamo Credito Varesino                                                        1,700                   37,301

Banco Pinto & Sotto Mayor                                                                         2,960                   52,730

Banco Popular Espanol                                                                             1,100                   79,372

BankBoston                                                                                      275,000               14,059,375

Bank of America                                                                                 174,686               12,806,667

Barclays                                                                                          2,014                   58,656

Deutsche Bank                                                                                     1,333                   81,567

Development Bank of Singapore                                                                     9,200                  112,532

Dexia France                                                                                        450                   60,425

HSBC                                                                                                904                   32,974

Istituto Bancario San Paolo di Torino, ADR                                                        1,254                   34,485

Jyske Bank                                                                                          750                   71,186

Kookmin Bank, ADS                                                                                   298  (b)               6,109

Royal Bank of Scotland Group                                                                      5,000                  101,446

Societe Generale                                                                                    510                   90,166

UBS                                                                                                 300                   89,952

United Overseas Bank                                                                              2,000                   13,996

                                                                                                                      28,071,208





COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

BASIC INDUSTRIES--4.7%

Dow Chemical                                                                                     73,600                9,338,000

duPont(EI)deNemours                                                                             183,600               12,542,175

Georgia-Pacific                                                                                 121,900                5,775,012

Reynolds Metals                                                                                  79,700                4,702,300

                                                                                                                      32,357,487

BUILDING MATERIALS--.0%

Forbo Holding                                                                                       160                   63,897

Tarkett Sommer                                                                                    1,000                    8,948

Sekisui Chemical                                                                                  7,000                   40,595

Wolseley                                                                                         10,400                   78,349

                                                                                                                         191,789

CAPITAL GOODS--7.6%

Browning-Ferris Industries                                                                      104,300                4,484,900

Delphi Automotive Systems                                                                       363,100                6,740,044

Eaton                                                                                            42,800                3,937,600

Ingersoll-Rand                                                                                   34,400                2,223,100

Republic Services                                                                               191,200  (a)           4,732,200

United Technologies                                                                             239,000               17,133,312

Waste Management                                                                                258,012               13,868,145

                                                                                                                      53,119,301

CHEMICALS--.1%

AKZO Nobel, ADR                                                                                   1,800                   76,275

Air Liquide                                                                                         737                  116,270

BOC Group                                                                                         5,352                  105,126

Bayer                                                                                             2,750                  114,933

                                                                                                                         412,604

CONSTRUCTION & HOUSING--.0%

Hollandsche Beton Groep                                                                           3,363                   43,140

Nishimatsu Construction                                                                           9,000                   51,598

                                                                                                                          94,738

CONSUMER DURABLES--1.5%

AutoNation                                                                                        5,000  (a)              89,062

Black & Decker                                                                                   38,300                2,417,687

Ford Motor                                                                                      143,900                8,121,356

R.J. Reynolds Tobacco Holdings                                                                        1  (a)                  21

                                                                                                                      10,628,126

                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES--5.4%

Harcourt General                                                                                 43,800                2,258,437

Kimberly-Clark                                                                                  114,800                6,543,600

Loews                                                                                            54,700                4,328,137

Mattel                                                                                          502,280               13,279,027

NIKE, Cl. B                                                                                     133,600                8,475,183

Tommy Hilfiger                                                                                   33,600  (a)           2,469,600

                                                                                                                      37,353,984

CONSUMER SERVICES--7.8%

Abercrombie & Fitch, Cl. A                                                                            2  (a)                 96

Cendant                                                                                         358,300  (a)           7,345,150

Circuit City Stores-Circuit City Group                                                           75,900                7,058,700

Deluxe                                                                                          103,700                4,037,819

Disney (Walt)                                                                                   116,500                3,589,656

Dun & Bradstreet                                                                                 65,100                2,306,981

Federated Department Stores                                                                     207,700  (a)          10,995,119

First Data                                                                                      149,800                7,330,837

Kmart                                                                                           201,900  (a)           3,318,731

Tricon Global Restaurants                                                                       146,900  (a)           7,950,963

                                                                                                                      53,934,052

DATA PROCESSING--.0%

Canon                                                                                             4,000                  114,994

ELECTRICAL & ELECTRONICS--.1%

Mabuchi Motor                                                                                     1,000                   92,937

Murata Manufacturing                                                                              2,000                  131,516

Rohm                                                                                              1,000                  156,547

Siemens                                                                                           1,600                  123,809

                                                                                                                         504,809

ENERGY--9.3%

Conoco, Cl. A                                                                                   323,800                9,025,925

ENI, ADS                                                                                          1,800                  108,000

Elf Aquitaine, ADS                                                                               83,000                6,105,688

Mobil                                                                                           142,400               14,097,600

Repsol, ADR                                                                                       4,800                   97,500

Schlumberger                                                                                     78,200                4,980,362

Texaco                                                                                          203,100               12,693,750

Tosco                                                                                           228,400                5,924,125





COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Transocean Offshore                                                                              95,000                2,493,750

Unocal                                                                                          236,200                9,359,425

                                                                                                                      64,886,125

FINANCIAL SERVICES--19.1%

Aetna                                                                                            67,700                6,054,919

Aiful                                                                                               500                   61,214

Allmerica Financial                                                                              87,300                5,308,931

Allstate                                                                                        366,800               13,158,950

American General                                                                                 68,500                5,163,187

American International Group                                                                    107,350               12,566,659

Chase Manhattan                                                                                 197,600               17,117,100

Chubb                                                                                            46,300                3,217,850

Citigroup                                                                                       416,300               19,774,250

Credit Saison                                                                                     5,000                  104,502

Everest Reinsurance Holdings                                                                     67,300                2,195,662

Federal National Mortgage Association                                                           104,800                7,165,700

Golden State Bancorp                                                                            326,500                7,183,000

Goldman Sachs Group                                                                              40,500                2,926,125

Hartford Financial Services Group                                                                98,500                5,743,781

Henderson Investment                                                                             70,000                   48,720

Marsh & McLennan                                                                                 80,500                6,077,750

Morgan Stanley Dean Witter                                                                      121,000               12,402,500

Nichiei                                                                                           1,380                  120,843

Washington Mutual                                                                                95,286                3,370,742

Wells Fargo                                                                                      74,000                3,163,500

                                                                                                                     132,925,885

FOODS & RELATED PRODUCTS--.0%

Barry Callebaut                                                                                     494                   75,975

Bongrain                                                                                            140                   53,008

Goodman Fielder                                                                                  53,000                   47,532

                                                                                                                         176,515

FOREST & PAPER PRODUCTS--.5%

Fletcher Challenge Paper                                                                         57,061                   43,179

Fort James                                                                                       87,000                3,295,125

                                                                                                                       3,338,304

HEALTH CARE--4.4%

Abbott Laboratories                                                                              64,200                2,921,100

                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Columbia/HCA Healthcare                                                                         297,500                6,786,719

Hoechst                                                                                           1,500                   68,122

Johnson & Johnson                                                                                36,100                3,537,800

Medeva                                                                                           15,486                   25,165

Merck KGaA                                                                                        2,900                   94,621

Pharmacia & Upjohn                                                                              137,400                7,806,038

Sankyo Company                                                                                    3,000                   75,589

Tenet Healthcare                                                                                363,500  (a)           6,747,469

Yamanouchi Pharmaceutical                                                                         3,000                  114,746

Watson Pharmaceuticals                                                                           59,200  (a)           2,075,700

                                                                                                                      30,253,069

INDUSTRIAL COMPONENTS--.0%

Michelin                                                                                          1,018                   41,777

Minebea                                                                                           8,000                   89,219

Morgan Crucible                                                                                  19,222                   82,033

                                                                                                                         213,029

INSURANCE--2.0%

Assurances Generales de France                                                                    1,125                   54,350

CIGNA                                                                                           156,600               13,937,400

CNP Assurances                                                                                    1,000  (a)              27,404

Dai-Tokyo Fire & Marine Insurance                                                                14,000                   50,310

Royal & Sun Alliance Insurance                                                                   11,696                  105,000

                                                                                                                      14,174,464

LEISURE & TOURISM--.0%

NAMCO                                                                                             2,400                   64,436

MACHINERY--.1%

Alstom, ADR                                                                                       1,305  (a)              41,760

Fuji Machine Manufacturing                                                                        2,000                   61,627

GEA                                                                                               2,100  (a)              63,436

Laird Group                                                                                      11,400                   47,572

Mitsubishi Heavy Industries                                                                      13,000                   52,730

Stork                                                                                             3,008                   68,770

Sulzer                                                                                              120  (a)              73,279

                                                                                                                         409,174

MERCHANDISING--1.2%

Matsumotokiyoshi                                                                                  2,000                  119,785

Safeway                                                                                          25,983                  104,226

Storehouse                                                                                       27,743                   56,901





COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

MERCHANDISING (CONTINUED)

Toys R Us                                                                                       221,000  (a)           4,571,937

Venator Group                                                                                   340,600  (a)           3,555,013

                                                                                                                       8,407,862

METALS--.1%

China Steel, ADR                                                                                      8  (b)                 117

KM Europa Metal                                                                                     600                   31,345

Pechiney A                                                                                        1,100                   47,430

Pohang Iron & Steel, ADR                                                                            900                   30,263

Rio Tinto                                                                                         6,000                  100,673

Usinor                                                                                            4,300                   64,279

                                                                                                                         274,107

MISCELLANEOUS MATERIALS--.0%

Bunzl                                                                                            25,000                  124,047

Rexam                                                                                            23,000                   92,895

                                                                                                                         216,942

MULTI INDUSTRY--.1%

First Philippine Holdings                                                                         8,400                    9,498

Hunter Douglas                                                                                    2,896                   99,764

Orkla AS-B                                                                                        2,400                   32,631

Pacific Dunlop                                                                                   37,686                   54,699

Tomkins                                                                                          25,164                  109,178

                                                                                                                         305,770

RECREATION--.3%

Hasbro                                                                                           75,100                2,098,106

Sankyo                                                                                            2,000                   95,663

                                                                                                                       2,193,769

TECHNOLOGY--11.5%

Apple Computer                                                                                   66,800  (a)           3,093,675

BMC Software                                                                                    150,900  (a)           8,148,600

Computer Associates International                                                               224,200               12,331,000

Compuware                                                                                       241,500                7,682,719

Electronic Data Systems                                                                         124,600                7,047,688

Hewlett-Packard                                                                                 129,400               13,004,700

International Business Machines                                                                 112,200               14,501,850

Sterling Commerce                                                                                61,500  (a)           2,244,750

Sun Microsystems                                                                                173,500  (a)          11,949,813

                                                                                                                      80,004,795

                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS--3.4%

Hellenic Tellecommunication Organization                                                          5,188                   57,392

Nortel Networks                                                                                 112,100                9,731,681

Portugal Telecom                                                                                  1,500                   61,217

Portugal Telecom (Rights)                                                                         1,500                       16

Royal PTT Nederland, ADS                                                                          2,043                   98,064

SK Telecom                                                                                            3                      408

SK Telecom, ADR                                                                                     270                    4,590

Sprint (FON Group)                                                                              121,800                6,432,563

Swisscom                                                                                             75                   28,352

Telecom Corporation of New Zealand                                                               14,700                   63,766

Telecom Italia                                                                                   17,760  (a)              96,916

Telecomunicacoes Brasileiras, ADR                                                                   202                   18,218

Telefonica del Peru, ADR                                                                          2,900                   43,863

Telefonos de Mexico, ADR                                                                         87,946                7,107,136

                                                                                                                      23,744,182

TRANSPORTATION--1.2%

British Airways                                                                                   3,936                   27,184

British Airways, ADR                                                                                360                   25,718

Deutsche Lufthansa                                                                                2,900                   52,741

Union Pacific                                                                                   139,700                8,146,256

                                                                                                                       8,251,899

UTILITIES--9.4%

AT&T                                                                                            282,709               15,778,700

Bell Atlantic                                                                                     1,200                   78,450

CMS Energy                                                                                      150,500                6,302,188

Duke Energy                                                                                     101,000                5,491,875

EVN                                                                                                 300                   44,008

Edison International                                                                            180,400                4,825,700

Endesa                                                                                            4,200                   89,853

GTE                                                                                              85,700                6,491,775

Gas Y Electridad                                                                                  1,022                   80,616

Hongkong Electric Holdings                                                                       30,122                   96,671

Korea Electric Power, ADR                                                                         2,700                   55,350

PacifiCorp                                                                                      385,500                7,083,563

Pinnacle West Capital                                                                           107,800                4,338,950

PowerGen                                                                                         10,221                  109,896

SBC Communications                                                                              159,600                9,256,800





COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Southern                                                                                        203,200                5,384,800

VEBA                                                                                              1,950                  114,985

Viag                                                                                                160                   75,808

                                                                                                                      65,699,988

WHOLESALE & INTERNATIONAL TRADE--.0%

Buhrmann                                                                                          3,144                   50,901

Kesko                                                                                             4,800                   64,801

Marubeni                                                                                         28,000                   58,521

                                                                                                                         174,223

TOTAL COMMON STOCKS

   (cost $531,384,809)                                                                                               667,500,627
----------------------------------------------------------------------------------------------------------------------------------


PREFERRED STOCKS--2.1%
----------------------------------------------------------------------------------------------------------------------------------

AEROSPACE & MILITARY TECHNOLOGY--.0%

Rheinmetall                                                                                       1,500                   27,000

MISCELLANEOUS--2.1%

News, ADR                                                                                       469,400               14,815,438

TEXTILES & APPAREL--.0%

Hugo Boss                                                                                            22                   29,587

TOTAL PREFERRED STOCKS

   (cost $8,055,473)                                                                                                  14,872,025
----------------------------------------------------------------------------------------------------------------------------------

                                                                                             Principal
SHORT-TERM INVESTMENTS--2.3%                                                                 Amount ($)                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER;
General Electric Corporation,
5.625%, due 7/1/99
   (cost $16,138,000)                                                                        16,138,000               16,138,000

TOTAL INVESTMENTS (cost $555,578,282)                                                            100.4%              698,510,652

LIABILITIES, LESS CASH AND RECEIVABLES                                                             (.4%)              (2,481,390)

NET ASSETS                                                                                       100.0%              696,029,262

(A)  NON-INCOME PRODUCING.

(B ) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JUNE 30, 1999,
THESE SECURITIES AMOUNTED TO $6,226.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999 (Unaudited)

                                                             Cost         Value
-------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           555,578,282   698,510,652

Cash                                                                    278,968

Cash denominated in foreign currencies                    374,652       373,187

Receivable for investment securities sold                             1,800,520

Dividends and interest receivable                                       816,586

Receivable for shares of Beneficial Interest subscribed                  64,569

                                                                    701,844,482
-------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           629,687

Due to Distributor                                                       10,188

Payable for investment securities purchased                           4,915,473

Payable for shares of Beneficial Interest redeemed                      258,872

Loan commitment fees payable--Note 4                                      1,000

                                                                      5,815,220
-------------------------------------------------------------------------------

NET ASSETS ($)                                                      696,029,262
-------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     513,988,959

Accumulated undistributed investment income--net                        193,959

Accumulated net realized gain (loss) on investments
   and foreign currency transactions                                 38,915,794

Accumulated net unrealized appreciation (depreciation)
   on investments and foreign currency transactions                 142,930,550
-------------------------------------------------------------------------------

NET ASSETS ($)                                                      696,029,262

NET ASSET VALUE PER SHARE




                                         Class A         Class B            Class C             Class R        Institutional
----------------------------------------------------------------------------------------------------------------------------------
Net Assets ($)                        611,767,198       3,851,777         1,426,486              847,819          78,135,982

Shares Outstanding                     17,959,128         113,533            42,041               24,897           2,295,387
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE
PER SHARE ($)                              34.06           33.93              33.93               34.05                34.04

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 1999 (Unaudited)


-------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $59,062 foreign taxes withheld at source)     4,828,576

Interest                                                               192,086

TOTAL INCOME                                                         5,020,662

EXPENSES:

Management fee--Note 2(a)                                            2,909,323

Distribution and service fees--Note 2(b)                               781,987

Loan commitment fees--Note 4                                             1,364

TOTAL EXPENSES                                                       3,692,674

INVESTMENT INCOME--NET                                               1,327,988
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 3 ($):

Net realized gain (loss) on investments and
  foreign currency transactions                                     41,138,566

Net realized gain (loss) on forward
  currency exchange contracts                                           (2,519)

NET REALIZED GAIN (LOSS)                                            41,136,047

Net unrealized appreciation (depreciation) on investments
  and foreign currency transactions                                 66,033,298

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             107,169,345

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               108,497,333

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended

                                           June 30, 1999      Year Ended
                                          (Unaudited)    December 31, 1998((+))
-------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,327,988             4,095,836

Net realized gain (loss) on investments        41,136,047            48,836,827

Net unrealized appreciation (depreciation)
   on investments                              66,033,298            (8,172,759)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  108,497,333            44,759,904
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

From investment income--net:

Class A shares                                 (1,173,290)           (3,168,010)

Class B shares                                         --                  (377)

Class C shares                                         --                   (52)

Class R shares                                     (2,619)               (6,978)

Institutional shares                             (184,078)             (528,055)

From net realized gain on investments:

Class A shares                                 (6,873,237)          (51,737,780)

Class B shares                                    (27,989)             (143,476)

Class C shares                                     (3,598)              (15,130)

Class R shares                                     (9,483)              (78,806)

Institutional shares                             (854,478)           (6,909,155)

TOTAL DIVIDENDS                                (9,128,772)          (62,587,819)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                 62,280,111            95,520,325

Class B shares                                  1,700,605             2,307,043

Class C shares                                  1,202,469               235,931

Class R shares                                    245,054               276,835

Institutional shares                            3,495,741             6,947,289

((+)) EFFECTIVE JANUARY 16, 1998, INVESTOR SHARES WERE REDESIGNATED AS CLASS A SHARES, RESTRICTED SHARES WERE REDESIGNATED AS CLASS R SHARES AND THE FUND COMMENCED SELLING CLASS B AND CLASS C SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                         Six Months Ended

                                            June 30, 1999       Year Ended
                                            (Unaudited)  December 31, 1998((+))
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (CONTINUED) ($):

Dividends reinvested:

Class A shares                                  6,672,501            45,635,415

Class B shares                                     22,964               113,872

Class C shares                                      2,317                10,479

Class R shares                                     12,078                85,711

Institutional shares                              983,647             7,196,240

Cost of shares redeemed:

Class A shares                               (100,883,495)         (155,282,068)

Class B shares                                   (287,830)             (236,332)

Class C shares                                    (37,172)              (34,016)

Class R shares                                   (377,299)             (363,657)

Institutional shares                          (11,360,759)          (18,513,042)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS           (36,329,068)          (16,099,975)

TOTAL INCREASE (DECREASE) IN NET ASSETS        63,039,493           (33,927,890)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           632,989,769           666,917,659

END OF PERIOD                                 696,029,262           632,989,769

Undistributed investment income--net              193,959               225,958

((+)) EFFECTIVE JANUARY 16, 1998, INVESTOR SHARES WERE REDESIGNATED AS CLASS A SHARES, RESTRICTED SHARES WERE REDESIGNATED AS CLASS R SHARES AND THE FUND COMMENCED SELLING CLASS B AND CLASS C SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

                                         Six Months Ended
                                          June 30, 1999         Year Ended
                                            (Unaudited)  December 31, 1998((+))
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A

Shares sold                                     1,952,608             3,027,578

Shares issued for dividends reinvested            217,717             1,522,707

Shares redeemed                                (3,210,740)           (4,997,829)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   (1,040,415)            (447,544)
--------------------------------------------------------------------------------

CLASS B

Shares sold                                        52,465                73,785

Shares issued for dividends reinvested                757                 3,915

Shares redeemed                                    (9,324)               (8,065)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      43,898                69,635
--------------------------------------------------------------------------------

CLASS C

Shares sold                                        36,456                 7,514

Shares issued for dividends reinvested                 76                   358

Shares redeemed                                    (1,171)               (1,192)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      35,361                 6,680
--------------------------------------------------------------------------------

CLASS R

Shares sold                                         8,129                 9,127

Shares issued for dividends reinvested                393                 2,869

Shares redeemed                                   (12,403)              (12,007)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      (3,881)                  (11)
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES

Shares sold                                       107,314               232,611

Shares issued for dividends reinvested             32,050               240,213

Shares redeemed                                  (377,071)             (611,875)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (237,707)             (139,051)

((+)) EFFECTIVE JANUARY 16, 1998, INVESTOR SHARES WERE REDESIGNATED AS CLASS A SHARES, RESTRICTED SHARES WERE REDESIGNATED AS CLASS R SHARES AND THE FUND COMMENCED SELLING CLASS B AND CLASS C SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. Certain information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                          Six Months Ended
                                             June 30, 1999                           Year Ended December 31,
                                                                ----------------------------------------------------------------

CLASS A SHARES                                  (Unaudited)    1998          1997          1996           1995          1994
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,

   beginning of period                               29.26     30.11         30.40         30.13         24.56         27.80

Investment Operations:

Investment income--net                                 .06(a)    .19           .22           .31           .41           .42

Net realized and unrealized
   gain (loss) on investments                         5.19      1.95          6.98          6.03          8.24          (.29)

Total from Investment Operations                      5.25      2.14          7.20          6.34          8.65           .13

Distributions:

Dividends from investment

   income--net                                        (.07)     (.17)         (.23)         (.30)         (.45)         (.40)

Dividends in excess of investment
   income--net                                          --        --          (.01)           --            --            --

Dividends from net realized gain
   on investments                                    (.38)     (2.82)        (7.25)        (5.77)         (2.63)       (2.97)

Total Distributions                                  (.45)     (2.99)        (7.49)        (6.07)         (3.08)       (3.37)

Net asset value, end of period                      34.06      29.26         30.11         30.40          30.13        24.56
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                    18.17(b,c)  7.06(b)      25.21         21.44          35.56          .38
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average

   net assets                                        .57(c)     1.15          1.14          1.13           1.13         1.11

Ratio of net investment income

   to average net assets                             .20(c)      .61           .64           .96           1.43         1.47

Decrease reflected in above
   expense ratios due to
   undertakings by the Manager                          --        --           .01           .02            .02          .01

Portfolio Turnover Rate                            47.01(c)    84.32         92.99         88.46          54.42        73.00
----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     611,767   555,863       585,624       486,816        401,674      317,868

(A)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B)  EXCLUSIVE OF SALES CHARGE.

(C)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                             The Fund

                                          Six Months Ended
                                            June  30, 1999      Year Ended
CLASS B SHARES                                 (Unaudited)  December 31, 1998(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                 29.19             29.04

Investment Operations:

 Investment (loss)                                   (.05)(b)           (.02)

Net realized and unrealized gain (loss)
   on investments                                    5.17               3.00

Total from Investment Operations                     5.12               2.98

Distributions:

Dividends from investment income--net                 --                (.01)

Dividends from net realized gain on investments      (.38)             (2.82)

Total Distributions                                  (.38)             (2.83)

Net asset value, end of period                      33.93              29.19
--------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                                 17.69(d)           10.24(d)
-------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets               .95(d)            1.82(d)

Ratio of net investment income (loss)
   to average net assets                             (.18)(d)           (.14)(d)

Portfolio Turnover Rate                             47.01(d)           84.32(d)
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)               3,852              2,033

(A) FROM JANUARY 16, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO
    DECEMBER 31, 1998.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                      Six Months Ended
                                        June  30, 1999             Year Ended
CLASS C SHARES                             (Unaudited)      December 31, 1998(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period               29.19              29.04

Investment Operations:

 Investment (loss)                                  (.03)(b)           (.02)

Net realized and unrealized gain (loss)
   on investments                                   5.15               3.00

Total from Investment Operations                    5.12               2.98

Distributions:

Dividends from investment income--net                 --               (.01)

Dividends from net realized gain on investments    (.38)              (2.82)

Total Distributions                                (.38)              (2.83)

Net asset value, end of period                    33.93               29.19
----------------------------------------------------------------------------

TOTAL RETURN (%)(C)                               17.69(d)            10.24(d)
----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets             .96(d)             1.82(d)

Ratio of net investment income (loss)
   to average net assets                           (.20)(d)            (.13)(d)

Portfolio Turnover Rate                           47.01(d)            84.32
----------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)             1,426                 195

(A)  FROM JANUARY 16, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO
     DECEMBER 31, 1998.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.(

(D)  NOT ANNUALIZED.(

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund




                                                Six Months Ended
                                                 June 30, 1999                            Year Ended December 31,
                                                                    --------------------------------------------------------------

CLASS R SHARES                                  (Unaudited)         1998          1997          1996           1995         1994(a)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,

   beginning of period                            29.25            30.11         30.46          30.18         24.56         28.45

Investment Operations:

Investment income--net                              .07(b)           .26           .33(b)         .36           .62           .29

Net realized and unrealized
   gain (loss) on investments                      5.22             1.95          6.90           6.08          8.16          (.83)

Total from Investment Operations                   5.29             2.21          7.23           6.44          8.78          (.54)

Distributions:

Dividends from investment

   income--net                                     (.11)            (.25)         (.32)          (.39)         (.53)         (.38)

Dividends in excess of investment
   income--net                                       --               --          (.01)            --            --            --

Dividends from net realized gain
   on investments                                  (.38)           (2.82)        (7.25)         (5.77)        (2.63)        (2.97)

Total Distributions                                (.49)           (3.07)        (7.58)         (6.16)        (3.16)        (3.35)

Net asset value, end of period                    34.05            29.25         30.11          30.46         30.18         24.56
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                  18.29(c)          7.01         25.54          21.74         36.05      (2.31)(c)
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average

   net assets                                       .45(c)           .90           .89            .88           .88      .35(c)

Ratio of net investment income

   to average net assets                            .32(c)           .82           .88            1.23         1.93      .70(c)

Decrease reflected in above
   expense ratios due to
   undertakings by the Manager                       --              --            .01            .02           .02      .01(c)

Portfolio Turnover Rate                          47.01(c)          84.32         92.99          88.46         54.42    73.00
----------------------------------------------------------------------------------------------------------------------------------
-------

Net Assets, end of period
   ($ x 1,000)                                     848               842          867          11,618           185         1,070

(A)  FROM AUGUST 4, 1994 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1994.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.



                                         Six Months Ended
                                            June 30, 1999                               Year Ended December 31,
                                                                    --------------------------------------------------------------

INSTITUTIONAL SHARES                            (Unaudited)         1998          1997          1996           1995          1994
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,

   beginning of period                               29.24         30.10         30.38          30.12         24.56         27.80

Investment Operations:

Investment income--net                                .08(a)         .22           .26            .36           .47           .47

Net realized and unrealized
   gain (loss) on investments                        5.18           1.95          6.98           6.01          8.20          (.31)

Total from Investment Operations                      5.26          2.17          7.24           6.37          8.67           .16

Distributions:

Dividends from investment

   income--net                                       (.08)          (.21)         (.26)          (.34)         (.48)         (.43)

Dividends in excess of investment
   income--net                                          --            --          (.01)           --             --            --

Dividends from net realized gain
   on investments                                    (.38)         (2.82)        (7.25)         (5.77)        (2.63)        (2.97)

Total Distributions                                  (.46)         (3.03)        (7.52)         (6.11)        (3.11)        (3.40)

Net asset value, end of period                      34.04          29.24         30.10          30.38         30.12         24.56
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                    18.20(b)        7.17         25.34          21.57         35.60           .49
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average

   net assets                                        .52(b)         1.05          1.04           1.03          1.03          1.02

Ratio of net investment income

   to average net assets                             .25(b)          .71           .74           1.07          1.53          1.57

Decrease reflected in above
   expense ratios due to
   undertakings by the Manager                          --           --            .01            .02           .02           .01

Portfolio Turnover Rate                           47.01(b)         84.32         92.99          88.46         54.42         73.00
----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      78,136        74,058        80,427         71,894        75,607        59,435

(A)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier Core Value Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds Trust (the "trust" ) which is registered under the
Investment Company Act of 1940, as amended (the "Act" ), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to seek long-term growth of capital and current income. The Dreyfus Corporation (the "Manager") serves as the fund's investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the fund' s shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C, Class R and Institutional shares. Class A shares are subject to a sales charge imposed at the time of purchase and bear a distribution fee. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B redemptions made within six years of purchase. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class B and Class C shares bear a distribution and service fee. Class R shares are sold at net asset value per share primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Institutional shares are offered only to those customers of certain financial planners and investment advisers who held shares of a predecessor class of the fund as of April 4, 1994, and bear a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution and service fees and voting rights on matters affecting a single class.

Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

(C) FOREIGN CURRENCY TRANSACTIONS: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the fund's books
and    the    U.S.    dollar    equivalent    of    the     The    Fund
amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(D) FORWARD CURRENCY EXCHANGE CONTRACTS: The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At June 30, 1999, there were no open forward currency exchange contracts.

(E) DISTRIBUTIONS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to
distribute    such    gain.

(F) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

(A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested trustees (including counsel) . Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust (the "Dreyfus/Laurel Funds") attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). These fees are
charged    and    allocated    to    each     The    Fund
series based on net assets. In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. Amounts required to be paid by the trust directly to the non-interested trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested trustees.

Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $32,848 during the period ended June 30, 1999, from commissions earned on sales of the fund's shares.

(B) DISTRIBUTION AND SERVICE PLAN: Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class A shares and Institutional shares may pay annually up to .25 of 1% and .15 of 1%, respectively, of the value of their average daily net assets to compensate the Distributor and Dreyfus Service Corporation, for shareholder servicing activities and the Distributor for activities and expenses primarily intended to result in the sale of Class A shares and Institutional shares. Under the Plan, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of
 . 75 of 1% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which Class B and Class C shares pay Dreyfus Service Corporation or the Distributor for providing certain services to the holders of Class B and Class C shares a fee at the annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class C shares. During the period ended June 30, 1999, Class A, Class B, Class C and Institutional shares were charged $713,205, $9,489, $1,486 and $54,149, respectively, pursuant to the Plan. During the period ended June 30, 1999, Class B and Class C shares were charged $3,163 and $495, respectively, pursuant to the service plan.

Under its terms, the Plan and service plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those trustees who are not "interested persons" of the trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the plan or service plan.

NOTE 3--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended June 30, 1999 amounted to $301,895,016 and $356,505,889, respectively.

At June 30, 1999, accumulated net unrealized appreciation on investments was $142,932,370, consisting of $152,550,320 gross unrealized appreciation and $9,617,950 gross unrealized depreciation.

At June 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" the Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 1999, the fund did not borrow under the Facility.

                                                             The Fund

                                                           For More Information

                        Dreyfus Premier Core Value Fund

                        200 Park Avenue

                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation

                        200 Park Avenue

                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.

                        One Mellon Bank Center

                        Pittsburgh, PA 15258

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.

                        P.O. Box 9671

                        Providence, RI 02940

Distributor

Premier Mutual Fund Services, Inc.

60 State Street

Boston, MA 02109

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

(c) 1999 Dreyfus Service Corporation                              312/712SA996

Dreyfus

Premier Managed

Income Fund

SEMIANNUAL REPORT June 30, 1999

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

   * Not FDIC-Insured  * Not Bank-Guaranteed  * May Lose Value

Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            15   Statement of Assets and Liabilities

                            16   Statement of Operations

                            17   Statement of Changes in Net Assets

                            19   Financial Highlights

                            23   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                Dreyfus Premier

                                                            Managed Income Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Managed Income Fund, covering the six-month period from January 1, 1999 through June 30, 1999. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the portfolio manager, Arthur J. MacBride.

The past six months have produced mixed results for fixed-income investors. That' s because economic growth has been stronger than many analysts expected, fueling fears that inflation pressures may re-emerge. Overseas economies that had been in recession -- including Japan and the rest of Asia -- appear to have begun to gain strength. The U.S. economy, which is now in its eighth year of expansion, has also grown more robustly than expected. In response, the Federal Reserve raised short-term interest rates modestly on June 30.

In this economic climate, U.S. Treasury securities declined, giving back all of the gains they achieved during their remarkable rally last summer and fall. Prices of other types of bonds fell less sharply or remained relatively unchanged when investors shifted assets back into market sectors they had previously avoided. Accordingly, many corporate bonds, mortgage-backed securities, asset-backed securities and U.S. dollar-denominated foreign bonds provided higher returns than U.S. Treasuries over the first half of 1999.

We appreciate your confidence over the past six months, and we look forward to your continued participation in Dreyfus Premier Managed Income Fund.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

July 15, 1999




DISCUSSION OF FUND PERFORMANCE

Arthur J. MacBride, Portfolio Manager

How did Dreyfus Premier Managed Income Fund  perform relative to its benchmark?

For the six-month period ended June 30, 1999, Dreyfus Premier Managed Income Fund produced a total return of -1.73% for Class A shares, -2.10% for Class B shares, -2.10% for Class C shares and -1.61 for Class R shares.(1) In comparison, the Lehman Brothers Aggregate Bond Index (the "Index") returned
-1.37%    for    the    same    period.(2)

While the fund's total return was negative, the portfolio continued to produce strong income for shareholders. As of June 30, 1999, the fund produced an annualized distribution rate of 6.11% for Class A shares, 5.62% for Class B shares, 5.62% for Class C shares and 6.66% for Class R shares.(3)

What is the fund's investment approach?

The fund invests at least 65% of total assets in United States government debt and investment-grade corporate bonds. We do not attempt to match the sector percentages of any index, nor do we attempt to predict the direction of interest rates by substantially altering the portfolio's sensitivity to changes in rates. Instead, the heart of our investment process is individual security selection.

For instance, during the period the portfolio built up a 7% allocation to commercial mortgage securities, even though these types of bonds were not included in the Index. Commercial mortgages -- like most bonds with credit risk -- had been depressed in 1998 in the wake of the Asian economic crisis when investors preferred to own the highest-quality bonds in the world, U.S. Treasury bonds. For the six-month period ended June 30, 1999, however, commercial mortgage securities have been the best performing bond sector, as global economies improved and investors were willing to take more risk in return for the greater returns.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

Another example of our willingness to depart from the confines of the Index is our weighting in corporate bonds, which as of June 30, 1999, represented 43% of the portfolio compared to 21% for the Index. We have three criteria for investing in corporate bonds: 1) strong economic fundamentals, 2) credit momentum -- that is, whether the company's credit characteristics are improving, and 3) whether the bonds are attractively priced. For instance, during the reporting period, the fund was invested in Nextel Communications, a company that has been benefiting from strong cellular telephone subscriber growth, improving cash flow generation and attractively priced debt.

What other factors influenced the fund's performance?

U.S. Treasury bonds, which performed so well in 1998 as interest rates were falling, reversed direction in the first six months of 1999, as yields on the 30-year bond rose above 6% . During the first four months of 1999, corporate bonds, benefiting from the stronger economic outlook, outperformed Treasury securities. However, in May and June, the supply of corporate bonds increased dramatically because of concerns over Y2K, the computer bug that has companies bracing for the changeover from 1999 to 2000. Because of this concern, many companies are trying to obtain their intermediate-term financing before the end of the year. As with any commodity, however, when there is an oversupply, the price falls.

Despite these unfavorable market conditions, we were pleased that a number of corporate bonds in the portfolio performed very well. With oil prices rising about 50% , energy issues, such as Conoco, performed well. Another strong performer was a U.S. dollar-denominated Asian bond, Korea Development Bank, a company that is benefiting from South Korea's improving economic environment. A third example is BankBoston, whose bonds traded poorly last year because of the bank' s heavy exposure to Latin America. However, because the outlook for Latin American markets has improved over the past six months, this bond performed well.


On the negative side, our investment in Lockheed Martin has performed poorly because the aerospace company has generated less cash flow than bondholders expected, due to problems in its commercial satellite division. In addition, the fund's higher concentration of intermediate-term securities -- those maturing in 5-10 years -- was a disadvantage because this sector generally performed worse
than    bonds    maturing    in    20-30    years.

What is the fund's current strategy?

The fund' s current strategy reflects its traditional bias toward the higher-yielding sectors of the fixed income markets. The yield differential between U.S. Treasury securities and corporates, mortgages, asset-backed and commercial mortgage securities is historically wide. We believe these "spread" sectors are attractive from both a fundamental and valuation basis. As a result, the fund continues to remain overweighted in these sectors.

July 15, 1999

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LEHMAN BROTHERS --THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF CORPORATE, GOVERNMENT AND GOVERNMENT AGENCY DEBT INSTRUMENTS, MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES. REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

(3) DISTRIBUTION RATE PER SHARE IS BASED UPON DIVIDENDS PER SHARE PAID FROM NET INVESTMENT INCOME DURING THE PERIOD, (ANNUALIZED), DIVIDED BY THE NET ASSET VALUE PER SHARE IN THE CASE OF CLASS A SHARES AND THE MAXIMUM OFFERING PRICE PER SHARE IN THE CASE OF CLASS B, CLASS C, AND CLASS R SHARES AT THE END OF THE PERIOD.

                                                             The Fund

STATEMENT OF INVESTMENTS

June 30, 1999 (Unaudited)

                                                                                               Principal
BONDS AND NOTES--97.8%                                                                         Amount($)              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE AND AVIATION--.7%

Compass Aerospace,

   Sr. Sub. Notes, 10.125%, 2005                                                                635,000                  581,025

Lockheed Martin,

   Notes, 7.75%, 2026                                                                           130,000                  129,579

                                                                                                                         710,604

ASSET-BACKED CTFS.--9.2%

Access Financial Manufactured Housing Contract Trust,

   Ser. 1995-1, Cl. A-2, 6.375%, 2021                                                           745,452  (a)             740,085

Associates Manufactured Housing Trust,

   Ser. 1997-2, Cl. A-4, 6.475%, 2028                                                           316,000                  317,547

Case Equipment Loan Trust,

   Ser. 1998-C, Cl. A-4, 5.61%, 2005                                                            251,000  (a)             248,466

Distribution Financial Services Trust,

   Ser. 1999-1, Cl. A-5, 5.97%, 2013                                                          1,349,000  (a)           1,319,701

EQCC Home Equity Loan Trust,

   Ser. 1998-2, Cl. A-3F, 6.229%, 2013                                                        1,057,000  (a)           1,056,149

Ford Credit Auto Owner Trust,

   Ser. 1998-C, Cl. A-5, 5.86%, 2002                                                            652,000  (a)             648,306

First Security Auto Owner Trust,

   Ser. 1999-1, Cl. A-4, 5.74%, 2004                                                          1,041,000  (a)           1,027,040

The Money Store Home Equity Trust:

   Ser. 1996-C, Cl. A-6, 7.69%, 2024                                                            637,000  (a)             642,198

   Ser. 1997-C, Cl. AF-7, 6.945%, 2039                                                        1,265,000  (a)           1,272,438

   Ser. 1998-B, Cl. AF-4, 6.115%, 2021                                                          229,000  (a)             227,952

Oakwood Mortgage Investors,

   Ser. 1999-A, Cl. A-2, 5.89%, 2029                                                          1,425,000  (a)           1,405,656

                                                                                                                       8,905,538

AUTOMOTIVE--1.5%

Lear,

   Sr. Notes, 7.96%, 2005                                                                       665,000  (b)             649,307

Navistar International,

   Notes, 7%, 2003                                                                              840,000                  823,200

                                                                                                                       1,472,507

BANKING--2.9%

BankBoston,

   Sr. Notes, 6.125%, 2002                                                                      689,000                  678,633


                                                                                             Principal

BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

BANKING (CONTINUED)

CitiCorp,

   Sub. Notes, 8%, 2003                                                                         205,000                  214,345

First National Bank of Boston,

   Sub. Notes, 7.375%, 2006                                                                     758,000                  754,043

National City,

   Sub. Notes, 5.75%, 2009                                                                      355,000                  324,569

NationsBank,

   Sub. Notes, 6.8%, 2028                                                                       285,000                  259,066

U.S. Bank,

   Sub. Notes, 5.7%, 2008                                                                       630,000                  576,258

                                                                                                                       2,806,914

BROADCASTING & MEDIA--4.8%

Adelphia Communications, Ser. B,

   Sr. Notes, 8.125%, 2003                                                                      500,000                  492,500

Brill Media,

   Sr. Notes, 7.5%, 2007                                                                        540,000  (c)             434,700

Chancellor Media,

   Sr. Sub. Notes, 9.375%, 2004                                                                 400,000                  412,000

Charter Communications Holdings,

   Sr. Notes, 8.25%, 2007                                                                       360,000  (b)             346,500

Comcast Cable Communications,

   Sr. Notes, 6.2%, 2008                                                                        210,000                  195,895

LodgeNet Entertainment,

   Sr. Notes, 10.25%, 2006                                                                      300,000                  307,125

Mediacom Capital,

   Sr. Notes, 7.875%, 2011                                                                      500,000  (b)             448,750

Regional Independent Media Group,

   Sr. Notes, 10.5%, 2008                                                                       535,000  (b)             537,675

TCI Communications,

   Deb., 7.875%, 2026                                                                           410,000                  431,458

Time Warner,

   Sr. Notes, 6.625%, 2009                                                                      485,000                  428,513

United International Holdings, Ser. B,

   Sr. Secured Discount Notes, 0%, 2003                                                         910,000  (d)             602,875

                                                                                                                       4,637,991

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                             Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

CHEMICALS--1.2%

Lyondell Chemicals,

   Notes, 9.625%, 2007                                                                          405,000  (b)             418,163

Octel Developments,

   Sr. Notes, 10%, 2006                                                                         300,000                  310,500

Rohm & Haas,

   Deb., 7.85%, 2029                                                                            400,000  (b)             399,708

                                                                                                                       1,128,371

COMMERCIAL MORTGAGE PASS-THROUGH CTFS.-6.9%

COMM,

   Ser. 1999-1, Cl. A-2, 6.455%, 2008                                                         1,455,000                1,396,735

CS First Boston Mortgage Securities:

   Ser. 1998-C2, Cl. A-1, 5.96%, 2030                                                           899,966                  874,547

   Ser. 1998-C2, Cl. A-2, 6.3%, 2030                                                          1,012,000                  971,454

First Union-Lehman Brothers Commercial Mortgage Trust,

   Ser. 1998-C2, Cl. A-2, 6.56%, 2008                                                           387,000                  378,534

Lehman Brothers Commercial Conduit Mortgage Trust,

   Ser. 1998-C1, Cl. A-2, 6.4%, 2007                                                            765,000                  744,999

Morgan Stanley Capital I:

   Ser. 1997-CI, Cl. A-1C, 7.63%, 2020                                                        1,215,000                1,246,329

   Ser. 1998-WFI, Cl. A-2, 6.34%, 2007                                                          381,000  (a)             373,380

Nationslink Funding,

   Ser. 1998-2, Cl. A-1, 6%, 2030                                                               767,631  (b)             747,220

                                                                                                                       6,733,198

CONSUMER--3.3%

Biovail International,

   Sr. Notes, 10.875%, 2005                                                                     400,000  (b)             416,000

Dominos,

   Sr. Sub. Notes, 10.375%, 2009                                                                340,000  (b)             345,100

Finlay Enterprises,

   Deb., 9%, 2008                                                                               125,000                  120,000

ICN Pharmaceuticals, Ser. B,

   Sr. Notes, 9.25%, 2005                                                                       530,000                  528,675

KinderCare Learning Centers,

   Sr. Sub. Notes, 9.5%, 2009                                                                   325,000                  310,375

Protection One Alarm Monitoring,

   Sr. Discount Notes, 13.625%, 2005                                                            358,000                  402,303


                                                                                             Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER (CONTINUED)

Rayovac, Ser. B,

   Sr. Sub. Notes, 10.25%, 2006                                                                 195,000                   209,625

Royal Caribbean Cruises,

   Sr. Notes, 7.5%, 2027                                                                        430,000                   400,770

Standard Commercial,

   Sr. Notes, 8.875%, 2005                                                                      580,000                   481,400

                                                                                                                        3,214,248

ENERGY--2.7%

Calenergy,

   Notes, 8.48%, 2028                                                                           250,000                   266,712

Coastal:

   Notes, 6.2%, 2004                                                                            985,000                   963,833

   Sr. Notes, 8.125%, 2002                                                                      420,000                   436,650

Conoco,

   Sr. Notes, 5.9%, 2004                                                                        580,000                   565,740

Oryx Energy,

   Notes, 10%, 2001                                                                              80,000                    84,283

Williams,

   Notes, 6.2%, 2002                                                                            280,000                   274,974

                                                                                                                        2,592,192

ENTERTAINMENT--.2%

United Artists Theatres, Ser. B,

   Sr. Sub. Notes, 9.75%, 2008                                                                  300,000                   214,500

ENVIRONMENTAL--1.1%

Allied Waste North America:

   Sr. Notes, 7.375%, 2004                                                                      180,000                   171,450

   Sr. Notes, 7.625%, 2006                                                                       70,000  (b)               65,538

USA Waste Services,

   Sr. Notes, 7.125%, 2007                                                                      340,000                   341,255

WMX Technologies:

   Notes, 6.625%, 2002                                                                          135,000                   134,939

   Notes, 7.7%, 2002                                                                            360,000                   371,845

                                                                                                                        1,085,027

FINANCIAL SERVICES--7.0%

Associates Corp. of North America,

   Sr. Notes, 5.8%, 2004                                                                        500,000                   483,217

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                             Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES (CONTINUED)

Donaldson, Lufkin, Jenrette,

   Sr. Notes, 5.875%, 2002                                                                      750,000                  739,450

Equitable Life Assurance Society of the U.S.,

   Sr. Notes, 7%, 2028                                                                          415,000                   397,435

FMR,

   Bond, 7.57%, 2029                                                                            465,000  (b)              462,357

GS Escrow,

   Sr. Notes, 7%, 2003                                                                          500,000                   489,603

Goldman Sachs Group,

   Notes, 6.65%, 2009                                                                           895,000                   864,199

Heller Financial,

   Notes, 6%, 2004                                                                              645,000                   625,462

Lehman Brothers Holdings:

   Notes, 6.25%, 2003                                                                           685,000                   666,017

   Notes, 8.5%, 2007                                                                            610,000                   637,376

Paine Webber Group,

   Sr. Notes, 6.375%, 2004                                                                      715,000                   695,727

Sears Roebuck Acceptance,

   Notes, 6%, 2003                                                                              780,000                   768,437

                                                                                                                        6,829,280

FOOD & BEVERAGES--2.0%

Nabisco,

   Notes, 6%, 2001                                                                              735,000                   727,729

Tricon Global Restaurants,

   Sr. Notes, 7.45%, 2005                                                                     1,260,000                 1,255,530

                                                                                                                        1,983,259

HEALTHCARE--1.0%

Global Health Sciences,

   Sr. Notes, 11%, 2008                                                                         265,000                   197,425

Tenet Healthcare,

   Sr. Notes, 8%, 2005                                                                          815,000                   797,681

                                                                                                                          995,106

INDUSTRIAL--3.3%

Burlington North Santa Fe,

   Deb., 6.75%, 2029                                                                            270,000                   247,237

                                                                                             Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

Eagle-Picher:

  Holdings,

      Sr. Discount Notes, 0%, 2003                                                              600,000  (d)              313,500

   Industries,

      Sr. Sub. Notes, 9.375%, 2008                                                              375,000                   358,125

HMH Properties, Ser. A,

   Sr. Notes, 7.875%, 2005                                                                      550,000                   522,500

Lennar,

   Sr. Notes, 7.625%, 2009                                                                      280,000                   266,001

Packaging Corp. Of America,

   Sr. Sub. Notes, 9.625%, 2009                                                                 155,000  (b)              158,100

Plastic Containers, Ser. B,

   Sr. Secured Notes, 10%, 2006                                                                 325,000                   364,000

Sony,

   Notes, 6.125%, 2003                                                                          130,000                   128,770

Xerox Capital Europe,

   Notes, 5.875%, 2004                                                                          925,000                   900,701

                                                                                                                        3,258,934

METALS--.2%

U.S. Can, Ser. B,

   Sr. Sub. Notes, 10.125%, 2006                                                                175,000                   183,531



REAL ESTATE INVESTMENT TRUSTS--.6%

AvalonBay Communities,

   Sr. Notes, 6.5%, 2003                                                                        305,000                   296,548

Spieker Properties,

   Notes, 6.8%, 2004                                                                            265,000                   260,491

                                                                                                                          557,039

RETAIL--.8%

Fedders North America,

   Sr. Sub. Notes, 9.375%, 2007                                                                 600,000                   609,000

Federated Department Stores,

   Sr. Notes, 8.125%, 2002                                                                      125,000                   130,648

                                                                                                                          739,648

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                             Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY--.5%

DynCorp,

   Sr. Sub. Notes, 9.5%, 2007                                                                   520,000                   507,000

TELECOMMUNICATIONS--4.5%

GCI,

   Sr. Notes, 9.75%, 2007                                                                       400,000                   396,000

Level 3 Communications,

   Sr. Notes, 9.125%, 2008                                                                      550,000                   543,125

Logix Communications Enterprises,

   Sr. Notes, 12.25%, 2008                                                                      700,000                   633,500

Lucent Technologies,

   Deb., 6.45%, 2029                                                                            400,000                   366,643

McLeod USA,

   Sr. Notes, 9.25%, 2007                                                                       350,000                   349,125

Nextel Communications,

   Sr. Discount Notes, 0%, 2002                                                               1,275,000  (d)              891,938

Splitrock Services, Ser. B,

   Sr. Notes, 11.75%, 2008                                                                      500,000                   470,000

Time Warner Telecommunications,

   Sr. Notes, 9.75%, 2008                                                                       305,000                   314,150

21st Century Telecom Group,

   Sr. Discount Notes, 0%, 2003                                                               1,040,000  (d)              431,600

                                                                                                                        4,396,081

UTILITIES--2.6%

Avon Energy Partners Holdings,

   Sr. Notes, 6.73%, 2002                                                                       950,000  (b)              947,708

CMS Panhandle Holding,

   Notes, 6.125%, 2004                                                                          599,000  (b)              583,271

National Rural Utilities,

   Coll. Trust Ctfs., 5.7%, 2010                                                              1,080,000                   989,306

                                                                                                                        2,520,285

FOREIGN--3.1%

Canadian National Railway,

   Notes, 6.9%, 2028                                                                            370,000                   340,672

Diageo Capital,

   Notes, 6.625%, 2004                                                                          960,000                   962,623

Korea Development Bank,

   Bond, 7.375%, 2004                                                                           970,000                   953,699

                                                                                             Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

FOREIGN (CONTINUED)

Province of Quebec,

   Sr. Notes, 5.75%, 2009                                                                       795,000                   735,773

                                                                                                                        2,992,767

U.S. GOVERNMENTS--8.3%

U.S Treasury Bonds,

   7.25%, 8/15/2022                                                                             188,000                   210,564

U.S Treasury Notes:

   6.5%, 8/3/2001                                                                             4,732,000                 4,816,277

   7.875%, 11/15/2004                                                                           880,000                   959,781

U.S. Treasury Principal Strips,

   0%, 8/15/2022                                                                              8,567,000                 2,056,624

                                                                                                                        8,043,246

U.S. GOVERNMENT AGENCIES/MORTGAGE-BACKED--29.4%

Federal Home Loan Mortgage Corp.:

   6.5%                                                                                         669,073  (e)              646,699

   6.5%, 5/1/2029-6/1/2029                                                                    5,895,102                 5,701,624

   7%                                                                                         1,893,000  (e)            1,874,657

   7.5%, 9/1/2012                                                                               645,865                   658,783

Federal National Mortgage Association:

   5.5%, 12/1/2013-1/1/2014                                                                   5,790,972                 5,477,855

   6.5%                                                                                       7,199,387  (e)            6,916,681

   7%, 7/1/2022-7/1/2023                                                                        642,524                   640,440

   7.5%                                                                                       4,056,306  (e)            4,084,193

   7.5%, 4/1/2005                                                                                30,119                    30,120

Government National Mortgage Association I:

   6.5%, 1/15/2029-2/15/2029                                                                  1,967,195                 1,901,413

   8%, 7/15/2027                                                                                667,694                   688,764

                                                                                                                       28,621,229

TOTAL BONDS AND NOTES

   (cost $97,655,938)                                                                                                  95,128,495

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)



WARRANTS--.0%                                                                                     Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS

Splitrock Services (warrants)                                                                        500                35,000
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $97, 655,938)                                                               97.8%           95,163,495

CASH AND RECEIVABLES (NET)                                                                           2.2%            2,155,494

NET ASSETS                                                                                         100.0%           97,318,989

(A)  SECURITIES HELD IN WHOLE OR IN PART BY THE CUSTODIAN IN A SEGREGATED
ACCOUNT AS COLLATERAL FOR SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JUNE 30, 1999,
THESE SECURITIES AMOUNTED TO $6,525,397 OR 6.7% OF NET ASSETS.

(C)  VARIABLE INTEREST RATE--INTEREST RATE SUBJECT TO CHANGE PERIODICALLY.

(D)  ZERO COUPON UNTIL YEAR SHOWN AT WHICH TIME A STATED COUPON RATE BECOMES
EFFECTIVE.

(E)  PURCHASED ON A FORWARD COMMITMENT BASIS.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999 (Unaudited)

                                                         Cost        Value
------------------------------------------------------------------------------------
ASSETS ($):

Investments in securities--See Statement of Investments  97,655,938  95,163,495

Cash                                                                  2,572,766

Receivable for investment securities sold                            12,582,169

Interest receivable                                                   1,164,573

Receivable for shares of Beneficial Interest subscribed                 414,126

                                                                    111,897,129
------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            68,697

Due to Distributor                                                       18,105

Payable for investment securities purchased                          14,380,697

Payable for shares of Beneficial Interest redeemed                      110,641

                                                                     14,578,140
------------------------------------------------------------------------------------

NET ASSETS ($)                                                       97,318,989
------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     109,011,208

Accumulated distributions in excess of investment income--net           (41,754)

Accumulated net realized gain (loss) on investments                  (9,158,022)

Accumulated net unrealized appreciation (depreciation)

   on investments--Note 3                                            (2,492,443)
------------------------------------------------------------------------------------

NET ASSETS ($)                                                       97,318,989

NET ASSET VALUE PER SHARE

                                                           Class A     Class B      Class C              Class R
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                           66,078,152  16,484,968    4,975,612             9,780,257

Shares Outstanding                                        6,415,940   1,600,351      482,692               949,626
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                 10.30       10.30        10.31                 10.30

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended June 30, 1999 (Unaudited)


------------------------------------------------------------------------------------
INVESTMENT INCOME ($):

INTEREST INCOME                                                      3,635,257

EXPENSES:

Management fee--Note 2(a)                                              353,001

Distribution and service fees--Note 2(b)                               195,754

TOTAL EXPENSES                                                         548,755

INVESTMENT INCOME--NET                                               3,086,502
------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 3 ($):

Net realized gain (loss) on investments                             (2,846,341)

Net unrealized appreciation (depreciation) on investments           (2,074,065)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              (4,920,406)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                (1,833,904)

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                            June 30, 1999           Year Ended
                                              (Unaudited)    December 31, 1998
------------------------------------------------------------------------------------
OPERATIONS ($):

Investment income--net                          3,086,502            6,350,123

Net realized gain (loss) on investments        (2,846,341)           1,022,323

Net unrealized appreciation (depreciation)
   on investments                              (2,074,065)          (2,710,587)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   (1,833,904)           4,661,859
------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (2,140,712)          (4,912,986)

Class B shares                                   (451,929)            (615,010)

Class C shares                                   (144,326)            (146,175)

Class R shares                                   (320,064)            (787,520)

TOTAL DIVIDENDS                                (3,057,031)          (6,461,691)
------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  3,468,022            9,151,854

Class B shares                                  5,034,279           12,907,066

Class C shares                                  1,539,501            5,118,598

Class R shares                                  1,722,384           10,863,405

Dividends reinvested:

Class A shares                                  1,661,510            3,841,225

Class B shares                                    197,080              301,251

Class C shares                                     22,419               30,245

Class R shares                                    288,999              668,194

Cost of shares redeemed:

Class A shares                                 (7,628,917)         (12,634,036)

Class B shares                                 (4,260,064)          (3,590,805)

Class C shares                                 (1,695,585)            (732,720)

Class R shares                                 (2,442,432)         (11,633,078)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS            (2,092,804)          14,291,199

TOTAL INCREASE (DECREASE) IN NET ASSETS        (6,983,739)          12,491,367
------------------------------------------------------------------------------------

NET ASSETS:

Beginning of Period                           104,302,728           91,811,361

END OF PERIOD                                  97,318,989          104,302,728

Undistributed investment income                   (41,754)             (71,225)
   (distributions in excess of investment income)--net

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended
                                            June 30, 1999           Year Ended
                                              (Unaudited)    December 31, 1998
------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A

Shares sold                                       326,196              831,761

Shares issued for dividends reinvested            157,137              349,834

Shares redeemed                                  (717,122)          (1,150,108)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING    (233,789)              31,487
------------------------------------------------------------------------------------

CLASS B

Shares sold                                       474,228            1,184,201

Shares issued for dividends reinvested             18,643               27,508

Shares redeemed                                  (402,152)            (328,343)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      90,719              883,366
------------------------------------------------------------------------------------

CLASS C

Shares sold                                       144,178              469,333

Shares issued for dividends reinvested              2,114                2,760

Shares redeemed                                  (159,784)             (67,335)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (13,492)             404,758
------------------------------------------------------------------------------------

CLASS R

Shares sold                                       162,270              995,589

Shares issued for dividends reinvested             27,339               60,836

Shares redeemed                                  (230,226)          (1,068,058)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (40,617)             (11,633)

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. Certain information reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period , assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                            Six Months Ended
                                              June 30, 1999                        Year Ended December 31,
                                                                       --------------------------------------------------
CLASS A SHARES                                  (Unaudited)        1998         1997         1996         1995         1994
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning
   of period                                         10.81        11.01        10.73        11.08        10.12        11.38

Investment Operations:

Investment income--net                                 .33          .73          .73          .69          .75          .69

Net realized and unrealized

   gain (loss) on investments                         (.51)        (.19)         .27         (.35)         .96        (1.26)

Total from Investment Operations                      (.18)         .54         1.00          .34         1.71         (.57)

Distributions:

Dividends from investment
   income--net                                        (.33)        (.74)        (.72)        (.69)        (.75)        (.69)

Net asset value, end of period                       10.30        10.81        11.01        10.73        11.08        10.12
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%) (A)                                 (3.49)(b)     4.90         9.80         3.42         17.32       (5.14)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                           .95(b)      .95          .95          .95           .95         .98(c)

Ratio of net investment income

   to average net assets                               6.28(b)     6.62         6.74         6.48          7.08        6.32

Portfolio Turnover Rate                              179.22(d)   238.95       244.44       251.66        236.10      270.00
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                       66,078      71,902       72,878       77,305        80,782      79,548

(A) EXCLUSIVE OF SALES LOAD.

(B) ANNUALIZED.

(C)  WITHOUT THE VOLUNTARY REIMBURSEMENT OF EXPENSES AND/OR WAIVER OF FEES BY
THE INVESTMENT ADVISER AND/OR TRANSFER AGENT, AND/OR DISTRIBUTOR, THE RATIO OF
EXPENSES TO AVERAGE NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994 WOULD HAVE
BEEN .99%.

(D)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                             Six Months Ended
                                                                June 30, 1999                    Year Ended December 31,
                                                                                       --------------------------------------------
CLASS B SHARES(A)                                                  (Unaudited)         1998         1997        1996         1995
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                                    10.81         11.01        10.73        11.08       10.12

Investment Operations:

Investment income--net                                                    .29           .64          .65          .61         .67

Net realized and unrealized gain (loss)

   on investments                                                        (.51)         (.19)         .27         (.35)        .96

Total from Investment Operations                                         (.22)          .45          .92          .26        1.63

Distributions:

Dividends from investment income--net                                    (.29)         (.65)        (.64)        (.61)       (.67)

Net asset value, end of period                                          10.30         10.81        11.01        10.73       11.08
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%) (B)                                                    (4.23)(c)      4.10         8.97         2.54       16.55
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                   1.70(c)      1.70         1.70         1.70        1.69

Ratio of net investment income

   to average net assets                                                  5.51(c)      5.81         5.98         5.77        6.41

Portfolio Turnover Rate                                                 179.22(d)    238.95       244.44       251.66      236.10
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                                         16,485        16,325        6,896       4,973        2,236

(A)  THE FUND COMMENCED OFFERING CLASS B SHARES ON DECEMBER 19, 1994. FINANCIAL HIGHLIGHTS FOR THE PERIOD ENDED
DECEMBER 31, 1994 FOR CLASS B SHARES ARE NOT PRESENTED BECAUSE NO SHARES HAD BEEN ISSUED TO THE PUBLIC AS OF THAT DATE.

(B)  EXCLUSIVE OF SALES LOAD.

(C)  ANNUALIZED.

(D)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             Six Months Ended
                                                                June 30, 1999                    Year Ended December 31,
                                                                                       --------------------------------------------
CLASS C SHARES(A)                                                  (Unaudited)         1998         1997        1996         1995
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                                    10.82         11.02        10.73       11.08        10.12

Investment Operations:

Investment income--net                                                    .29           .64          .64         .61          .67

Net realized and unrealized gain (loss)

   on investments                                                        (.51)         (.19)         .29         (.35)        .96

Total from Investment Operations                                         (.22)          .45          .93          .26        1.63

Distributions:

Dividends from investment income--net                                    (.29)         (.65)        (.64)        (.61)       (.67)

Net asset value, end of period                                          10.31         10.82        11.02        10.73       11.08
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%) (B)                                                    (4.23)(c)      4.17         8.96         2.49       16.54
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                   1.70(c)      1.69         1.70         1.68        1.66

Ratio of net investment income

   to average net assets                                                  5.51(c)      5.74         5.95         5.69        6.03

Portfolio Turnover Rate                                                 179.22(d)    238.95       244.44       251.66      236.10
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                                           4,976        5,369        1,007          420          67

(A)  THE FUND COMMENCED OFFERING CLASS C SHARES ON DECEMBER 19, 1994. FINANCIAL
HIGHLIGHTS FOR THE PERIOD ENDED DECEMBER 31, 1994 FOR CLASS C SHARES ARE NOT
PRESENTED BECAUSE NO SHARES HAD BEEN ISSUED TO THE PUBLIC AS OF THAT DATE.

(B)  EXCLUSIVE OF SALES LOAD.

(C)  ANNUALIZED.

(D)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                            Six Months Ended
                                              June 30, 1999                        Year Ended December 31,
                                                                       --------------------------------------------------
CLASS R SHARES                                  (Unaudited)        1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning
   of period                                         10.81        11.01        10.73        11.08        10.12        11.38

Investment Operations:

Investment income--net                                 .34          .74          .76          .72          .78          .72

Net realized and unrealized
   gain (loss) on investments                         (.51)        (.17)         .27         (.35)         .96        (1.26)

Total from Investment Operations                      (.17)         .57         1.03          .37         1.74         (.54)

Distributions:

Dividends from investment
   income--net                                        (.34)        (.77)        (.75)        (.72)        (.78)        (.72)

Net asset value, end of period                       10.30        10.81        11.01        10.73        11.08        10.12
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%) (A)                                 (3.25)(b)     5.26         9.97         3.58        17.71        (4.88)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                          .70(b)       .70          .70          .70          .70          .71(c)

Ratio of net investment income

   to average net assets                              6.52(b)      6.77         6.99         6.74         7.31         6.59

Portfolio Turnover Rate                             179.22(d)    238.95       244.44       251.66       236.10       270.00
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                       9,780       10,707       11,031       12,567       11,532        9,588

(A)  EXCLUSIVE OF SALES LOAD.

(B)  ANNUALIZED.

(C)  WITHOUT THE VOLUNTARY REIMBURSEMENT OF EXPENSES AND/OR WAIVER OF FEES BY
THE INVESTMENT ADVISER AND TRANSFER AGENT, THE RATIO OF EXPENSES TO AVERAGE NET
ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994 WOULD HAVE BEEN .72%.

(D)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier Managed Income Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund's investment objective is to seek high current income consistent with what is believed to be prudent risk of capital primarily through investments in investment-grade corporate and U.S. Government obligations and in obligations having maturities of 10 years or less. The Dreyfus Corporation (the "Manager") serves as the fund's investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the fund' s shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC") and a distribution and service fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee or service fees. Class R shares are offered without a front-end sales load or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution fees and voting rights on matters affecting a single class.

Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments other than U.S. Treasury Bills) are valued each business day by an independent pricing service (" Service" ) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

(c) Distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply
with    the    distribution    requirements

of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $6,300,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1998. If not applied, $4,554,000 of the carryover expires in fiscal 2002, $539,000 expires in fiscal 2003 and $1,207,000 expires in fiscal 2004.

NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

(a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel) . Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel
Funds,    Inc.,    The

                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust (the " Dreyfus/Laurel Funds" ) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). These fees pertain to the Dreyfus/Laurel Funds and are charged and allocated to each series based on net assets. In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager
to    the    non-interested    Trustees.

Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $974 during the period ended June 30, 1999, from commissions earned on sales of the fund's shares.

(b) Distribution and service plan: Under the Distribution plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the fund may pay annually up to
 .25% of the value of its average daily net assets attributable to its Class A shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities and expenses primarily intended to result in the sale of Class A shares. Under the Plan, the fund may pay the Distributor for distributing the fund's Class B and Class C shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which the fund pays Dreyfus Service Corporation or the Distributor for providing certain services to the holders of Class B and Class C shares a fee at the annual rate of .25% of the value of the average
daily    net    assets    of    Class    B    and    Class

C shares. Class R shares bear no distribution fee or service fee. During the period ended June 30, 1999, Class A, Class B and Class C shares were charged $86,152, $62,276 and $19,925 respectively, pursuant to the Plan and Class B and Class C shares were charged $20,759 and $6,642, respectively, pursuant to the service plan.

Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

NOTE 3--Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended June 30, 1999, amounted to $179,796,802 and $182,386,965, respectively.

At June 30, 1999, accumulated net unrealized depreciation on investments was $2,492,443, consisting of $279,840 gross unrealized appreciation and $2,772,283 gross unrealized depreciation.

At June 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 1999, the fund did not borrow under the Facility.

                                                             The Fund

NOTES

                                                           For More Information

                        Dreyfus Premier  Managed Income Fund

                        200 Park Avenue

                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation

                        200 Park Avenue

                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.

                        One Mellon Bank Center

                        Pittsburgh, PA 15258

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.

                        P.O. Box 9671

                        Providence, RI 02940

Distributor

Premier Mutual Fund Services, Inc.

60 State Street

Boston, MA 02109

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

(c) 1999 Dreyfus Service Corporation                              349/649AR996

                                                             The Fund